DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
August 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.3%
Australia — 3.8%
ANZ Group Holdings Ltd.
25,044 667,611
APA Group (a)
10,305 80,418
Aristocrat Leisure Ltd.
4,313 188,285
ASX Ltd.
1,447 58,213
BHP Group Ltd.
42,948 2,038,330
Brambles Ltd.
11,364 159,530
Coles Group Ltd.
10,211 175,906
Commonwealth Bank of
Australia
14,094 1,614,952
Computershare Ltd.
4,574 130,323
CSL Ltd.
4,217 518,468
Evolution Mining Ltd.
19,813 211,266
Fortescue Ltd.
13,943 176,851
Goodman Group (a)
16,036 318,656
Insurance Australia Group Ltd.
21,651 121,794
Lottery Corp. Ltd.
19,680 70,372
Lynas Rare Earths Ltd. *
7,562 86,378
Macquarie Group Ltd.
3,043 546,440
Medibank Pvt Ltd.
22,569 78,277
MMG Ltd. *
29,283 34,500
National Australia Bank Ltd.
25,330 701,192
Northern Star Resources Ltd.
11,457 192,444
Origin Energy Ltd.
15,789 131,473
PLS Group Ltd. *
26,363 102,015
Pro Medicus Ltd.
370 47,564
Qantas Airways Ltd.
7,812 52,734
QBE Insurance Group Ltd.
13,031 207,864
REA Group Ltd.
545 69,221
Rio Tinto Ltd.
3,143 393,720
Santos Ltd.
26,768 156,141
Scentre Group REIT
42,023 108,108
SGH Ltd.
1,749 49,645
Sigma Healthcare Ltd.
52,564 101,325
South32 Ltd.
36,475 134,872
Suncorp Group Ltd.
9,043 122,217
Telstra Group Ltd.
33,673 112,687
Transurban Group (a)
25,863 265,028
Vicinity Ltd. REIT
33,146 59,144
Washington H Soul Pattinson &
Co. Ltd.
2,803 89,344
Wesfarmers Ltd.
9,432 536,933
Westpac Banking Corp.
28,707 710,743
WiseTech Global Ltd.
1,564 45,256
Woodside Energy Group Ltd.
15,624 362,979
Woolworths Group Ltd.
10,063 290,681
(Cost $9,532,714)
12,319,900
Austria — 0.2%
BAWAG Group AG, 144A
621 129,694
Erste Group Bank AG
2,671 376,334
Number
of Shares Value $
OMV AG
1,175 93,490
Raiffeisen Bank International AG
1,045 77,442
Verbund AG
488 33,613
(Cost $423,924)
710,573
Belgium — 0.6%
Ageas SA/NV
1,196 104,886
Anheuser-Busch InBev SA/NV
7,321 580,633
Argenx SE *
519 527,851
D'ieteren Group
221 45,873
Elia Group SA/NV
356 53,053
Financiere de Tubize SA
154 32,931
Groupe Bruxelles Lambert NV
689 59,103
KBC Group NV
1,861 283,176
Lotus Bakeries NV
5 74,107
Sofina SA
134 38,414
Syensqo SA
622 58,666
UCB SA
1,003 250,832
(Cost $1,477,823)
2,109,525
Brazil — 0.9%
Ambev SA
36,580 106,107
Axia Energia
11,166 114,471
B3 SA - Brasil Bolsa Balcao
41,183 128,917
Banco Bradesco SA
10,093 29,549
Banco BTG Pactual S.A
9,256 97,731
Banco do Brasil SA
13,849 55,433
BB Seguridade Participacoes SA
5,266 41,058
Caixa Seguridade Participacoes
S/A
4,795 17,897
Cia de Saneamento Basico do
Estado de Sao Paulo
21,149 103,183
Companhia Paranaense de
Energia
13,837 39,923
CPFL Energia SA
1,841 15,825
Embraer SA
7,266 131,099
Energisa SA
3,050 28,254
Eneva SA *
7,486 37,867
Engie Brasil Energia SA
1,825 10,348
Equatorial SA
9,735 68,895
Itau Unibanco Holding SA
4,120 34,238
Klabin SA
4,494 16,392
Localiza Rent a Car SA
9,371 63,425
MBRF Global Foods Co. SA
2,905 10,237
Motiva Infraestrutura de
Mobilidade SA
5,760 17,186
NU Holdings Ltd., Class A *
30,321 441,171
Petroleo Brasileiro SA
32,425 314,704
PRIO SA *
6,384 77,226
Raia Drogasil SA
8,088 30,594
Rede D'Or Sao Luiz SA, 144A
7,080 48,070
Rumo SA
7,339 21,359
Suzano SA
6,106 53,382
Telefonica Brasil SA
6,476 37,307

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
TIM SA
6,224 22,354
Ultrapar Participacoes SA
3,572 24,004
Vale SA
28,743 431,848
Vibra Energia SA
12,376 82,211
WEG SA
13,859 134,135
XP, Inc., Class A
2,932 53,450
(Cost $2,257,957)
2,939,850
Canada — 8.0%
Agnico Eagle Mines Ltd.
4,259 864,215
Alamos Gold, Inc., Class A
3,243 118,821
Alimentation Couche-Tard, Inc.
5,770 347,503
AltaGas Ltd.
2,512 97,348
ARC Resources Ltd.
5,757 138,489
AtkinsRealis Group Inc.
1,211 73,397
Bank of Montreal
5,830 993,744
Bank of Nova Scotia
10,582 968,677
Barrick Mining Corp.
13,803 619,066
BCE, Inc.
2,236 52,724
Bombardier, Inc., Class B *
647 139,974
Brookfield Corp.
16,870 694,787
CAE, Inc. *
2,386 57,724
Cameco Corp.
3,311 326,860
Canadian Imperial Bank of
Commerce
7,659 869,322
Canadian National Railway Co.
4,331 540,769
Canadian Natural Resources Ltd.
16,887 846,695
Canadian Pacific Kansas City
Ltd.
7,444 689,588
Canadian Tire Corp. Ltd., Class A
386 52,310
Canadian Utilities Ltd., Class A
1,056 39,544
CCL Industries, Inc., Class B
1,090 73,141
Celestica, Inc. *
1,018 305,440
Cenovus Energy, Inc.
11,305 363,143
CGI, Inc.
1,346 101,352
China Gold International
Resources Corp. Ltd.
1,610 52,623
Constellation Software, Inc.
169 382,729
Dollarama, Inc.
2,048 258,699
Element Fleet Management
Corp.
2,906 55,250
Emera, Inc.
2,092 104,921
Empire Co. Ltd., Class A
994 34,332
Enbridge, Inc.
19,033 964,318
Equinox Gold Corp.
9,600 123,987
Fairfax Financial Holdings Ltd.
142 231,535
First Quantum Minerals Ltd. *
6,391 212,580
Fortis, Inc.
4,653 257,133
Franco-Nevada Corp.
1,566 411,954
George Weston Ltd.
1,340 94,016
GFL Environmental, Inc.
1,815 76,688
Gildan Activewear, Inc.
1,684 87,836
Great-West Lifeco, Inc.
1,883 121,068
Number
of Shares Value $
Hydro One Ltd., 144A
2,702 104,029
iA Financial Corp., Inc.
741 105,743
IGM Financial, Inc.
507 31,566
Imperial Oil Ltd.
1,183 155,469
Intact Financial Corp.
1,441 278,926
Ivanhoe Mines Ltd., Class A *
6,956 60,779
Keyera Corp.
2,137 92,684
Kinross Gold Corp.
11,102 339,961
Loblaw Cos. Ltd.
5,409 236,662
Lundin Gold, Inc.
799 56,906
Lundin Mining Corp.
6,410 171,633
Magna International, Inc.
1,785 117,201
Manulife Financial Corp.
14,142 599,883
Metro, Inc.
1,413 89,738
National Bank of Canada
2,991 458,960
Nutrien Ltd.
3,909 294,850
Pan American Silver Corp.
3,329 172,869
Pembina Pipeline Corp.
5,584 272,200
Power Corp. of Canada
5,004 331,590
Rogers Communications, Inc.,
Class B
2,834 104,551
Royal Bank of Canada
11,788 2,410,418
Saputo, Inc.
1,935 56,768
Shopify, Inc., Class A *
10,163 1,497,887
Stantec, Inc.
870 63,432
Sun Life Financial, Inc.
4,677 367,323
Suncor Energy, Inc.
10,197 682,252
TC Energy Corp.
8,994 563,151
Teck Resources Ltd., Class B
3,749 255,650
TELUS Corp.
3,664 35,452
TFI International, Inc.
586 78,737
Thomson Reuters Corp.
938 100,558
TMX Group Ltd.
2,213 86,272
Toromont Industries Ltd.
624 90,164
Toronto-Dominion Bank
13,658 1,652,323
Tourmaline Oil Corp.
2,803 127,697
Wheaton Precious Metals Corp.
3,567 537,617
Whitecap Resources, Inc.
12,609 163,395
WSP Global, Inc.
1,036 140,717
(Cost $16,105,671)
25,830,315
Chile — 0.2%
Antofagasta PLC
3,140 171,847
Banco de Chile
384,499 79,303
Banco de Credito e Inversiones
SA
587 40,566
Banco Santander Chile
439,492 37,911
Cencosud SA
8,678 18,187
Empresas Copec SA
2,082 14,767
Enel Chile SA
123,794 10,611
Falabella SA
5,126 33,942
Latam Airlines Group SA
3,078,016 79,545

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Plaza SA
5,114 21,539
(Cost $340,743)
508,218
China — 5.4%
360 Security Technology, Inc.,
Class A
3,700 5,078
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class A
1,900 5,221
3SBio, Inc., 144A *
11,383 23,409
AAC Technologies Holdings, Inc.
6,455 36,646
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
521 28,073
Agricultural Bank of China Ltd.,
Class A
68,900 70,970
Agricultural Bank of China Ltd.,
Class H
233,139 188,719
Aier Eye Hospital Group Co. Ltd.,
Class A
4,061 4,963
Air China Ltd., Class A *
6,900 5,988
Akeso, Inc., 144A *
7,003 80,318
Aluminum Corp. of China Ltd.,
Class A
7,300 10,616
Aluminum Corp. of China Ltd.,
Class H
34,139 37,325
Anhui Conch Cement Co. Ltd.,
Class A
11,200 29,425
Anhui Conch Cement Co. Ltd.,
Class H
6,511 14,063
Anhui Gujing Distillery Co. Ltd.,
Class A
100 1,365
Anhui Jianghuai Automobile
Group Corp. Ltd., Class A *
1,600 4,994
ANTA Sports Products Ltd.
12,173 120,667
Avary Holding Shenzhen Co.
Ltd., Class A
1,900 26,387
Baidu, Inc., Class A *
18,055 221,586
Bank of Beijing Co. Ltd., Class A
11,100 8,839
Bank of China Ltd., Class A
40,100 38,857
Bank of China Ltd., Class H
581,352 437,584
Bank of Communications Co.
Ltd., Class A
44,200 47,633
Bank of Communications Co.
Ltd., Class H
73,162 72,803
Bank of Hangzhou Co. Ltd.,
Class A
3,100 7,720
Bank of Jiangsu Co. Ltd., Class A
5,500 9,898
Bank of Nanjing Co. Ltd., Class A
3,100 5,380
Bank of Ningbo Co. Ltd., Class A
8,910 45,252
Bank of Shanghai Co. Ltd., Class
A
5,590 7,888
Baoshan Iron & Steel Co. Ltd.,
Class A
10,200 8,836
Beijing Enlight Media Co. Ltd.,
Class A
900 1,563
Beijing Kingsoft Office Software,
Inc., Class A
468 17,391
Number
of Shares Value $
Beijing Tong Ren Tang Co. Ltd.,
Class A
4,400 15,646
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
21,700 15,795
Bilibili, Inc., Class Z *
2,608 42,954
BOE Technology Group Co. Ltd.,
Class A
15,500 13,866
BYD Co. Ltd., Class A
3,600 47,263
BYD Co. Ltd., Class H
32,315 359,493
BYD Electronic International
Co. Ltd.
4,758 16,389
Cambricon Technologies Corp.
Ltd., Class A
298 49,333
CGN Power Co. Ltd., Class H,
144A
69,302 26,833
Chaozhou Three-Circle Group
Co. Ltd., Class A
1,100 18,829
China CITIC Bank Corp. Ltd.,
Class H
73,467 78,308
China Coal Energy Co. Ltd.,
Class H
10,449 16,170
China Construction Bank Corp.,
Class A
4,300 7,028
China Construction Bank Corp.,
Class H
728,116 882,458
China CSSC Holdings Ltd.,
Class A
1,300 6,595
China Eastern Airlines Corp.
Ltd., Class A *
8,400 4,364
China Energy Engineering Corp.
Ltd., Class A
17,700 6,560
China Everbright Bank Co. Ltd.,
Class A
14,000 6,189
China Feihe Ltd., 144A
21,663 7,752
China Galaxy Securities Co. Ltd.,
Class A
1,470 2,704
China Galaxy Securities Co. Ltd.,
Class H
23,978 24,090
China Hongqiao Group Ltd.
30,913 89,997
China International Capital Corp.
Ltd., Class A
1,700 8,788
China International Capital Corp.
Ltd., Class H, 144A
8,796 25,294
China Jushi Co. Ltd., Class A
5,900 38,580
China Life Insurance Co. Ltd.,
Class A
700 4,011
China Life Insurance Co. Ltd.,
Class H
68,485 264,733
China Longyuan Power Group
Corp. Ltd., Class H
18,611 12,904
China Mengniu Dairy Co. Ltd.
21,502 49,651
China Merchants Bank Co. Ltd.,
Class A
10,300 61,510
China Merchants Bank Co. Ltd.,
Class H
36,619 238,024
China Merchants Energy
Shipping Co. Ltd., Class A
7,100 19,816

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
5,300 7,747
China Merchants Securities Co.
Ltd., Class A
4,500 12,532
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
2,300 2,236
China Minsheng Banking Corp.
Ltd., Class A
13,500 7,093
China Minsheng Banking Corp.
Ltd., Class H
50,228 22,300
China National Building Material
Co. Ltd., Class H
31,644 14,553
China National Nuclear Power
Co. Ltd., Class A
5,600 7,410
China National Software &
Service Co. Ltd., Class A *
1,100 5,547
China Nonferrous Mining Corp.
Ltd.
15,000 31,690
China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A
1,300 7,860
China Oilfield Services Ltd.,
Class H
10,996 10,339
China Pacific Insurance Group
Co. Ltd., Class A
2,100 10,003
China Pacific Insurance Group
Co. Ltd., Class H
22,864 88,149
China Petroleum & Chemical
Corp., Class A
9,200 7,477
China Petroleum & Chemical
Corp., Class H
197,246 120,409
China Railway Group Ltd., Class
A
6,200 4,042
China Railway Group Ltd., Class
H
18,491 8,127
China Resources
Microelectronics Ltd., Class A
622 5,684
China Resources Mixc Lifestyle
Services Ltd., 144A
3,535 17,633
China Shenhua Energy Co. Ltd.,
Class A
8,116 58,929
China Shenhua Energy Co. Ltd.,
Class H
31,824 188,221
China State Construction
Engineering Corp. Ltd., Class
A
13,900 8,959
China Three Gorges Renewables
Group Co. Ltd., Class A
12,800 7,069
China Tourism Group Duty Free
Corp. Ltd., Class A
800 6,249
China Tower Corp. Ltd., Class
H, 144A
38,145 44,382
China United Network
Communications Ltd., Class A
10,000 6,401
China Yangtze Power Co. Ltd.,
Class A
19,300 80,697
Number
of Shares Value $
Chongqing Changan Automobile
Co. Ltd., Class A
3,040 3,199
Chongqing Rural Commercial
Bank Co. Ltd., Class A
7,100 7,186
CITIC Ltd.
33,657 56,550
CITIC Securities Co. Ltd., Class A
3,430 14,193
CITIC Securities Co. Ltd., Class
H
10,002 34,912
CMOC Group Ltd., Class A
19,763 56,069
CMOC Group Ltd., Class H
26,299 56,534
CNPC Capital Co. Ltd., Class A
7,900 8,584
Contemporary Amperex
Technology Co. Ltd., Class A
1,686 91,237
Contemporary Amperex
Technology Co. Ltd., Class H
1,715 131,167
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A
11,700 33,472
COSCO SHIPPING Holdings Co.
Ltd., Class A
6,330 16,018
COSCO SHIPPING Holdings Co.
Ltd., Class H
28,843 63,364
CRRC Corp. Ltd., Class A
8,000 7,407
CRRC Corp. Ltd., Class H
22,253 15,160
CSC Financial Co. Ltd., Class A
1,960 7,469
CSPC Pharmaceutical Group
Ltd.
65,134 76,780
Daqin Railway Co. Ltd., Class A
7,700 5,456
Dongfang Electric Corp. Ltd.,
Class A
7,400 28,363
East Money Information Co. Ltd.,
Class A
5,834 16,838
Eastroc Beverage Group Co.
Ltd., Class A
130 2,322
Ecovacs Robotics Co. Ltd., Class
A
200 1,568
ENN Energy Holdings Ltd.
6,807 43,125
Eoptolink Technology, Inc. Ltd.,
Class A
420 25,124
Eve Energy Co. Ltd., Class A
900 7,068
Everbright Securities Co. Ltd.,
Class A
1,800 3,944
Focus Media Information
Technology Co. Ltd., Class A
3,200 2,367
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
1,821 9,116
Foxconn Industrial Internet Co.
Ltd., Class A
8,200 79,141
Full Truck Alliance Co. Ltd., ADR
5,919 50,134
Fuyao Glass Industry Group Co.
Ltd., Class A
5,500 46,329
Fuyao Glass Industry Group Co.
Ltd., Class H, 144A
3,288 23,050
Ganfeng Lithium Group Co. Ltd.,
Class A
3,600 28,877
Ganfeng Lithium Group Co. Ltd.,
Class H, 144A
3,000 15,669

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
GDS Holdings Ltd., Class A *
7,439 30,559
Genscript Biotech Corp. *
17,375 75,100
GF Securities Co. Ltd., Class A
2,000 6,496
GF Securities Co. Ltd., Class H
14,400 34,133
Giant Biogene Holding Co. Ltd.,
144A
5,958 19,580
GigaDevice Semiconductor, Inc.,
Class A
468 28,283
GoerTek, Inc., Class A
1,500 5,414
Goldwind Science & Technology
Co. Ltd., Class A
4,700 12,831
Gotion High-tech Co. Ltd., Class
A
1,500 5,964
Great Wall Motor Co. Ltd., Class
H
12,420 12,502
Gree Electric Appliances, Inc. of
Zhuhai, Class A
1,000 5,798
Guangdong Haid Group Co. Ltd.,
Class A
400 2,753
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
800 4,339
Guolian Minsheng Securities Co.
Ltd., Class A
12,600 16,654
Guosen Securities Co. Ltd.,
Class A
5,900 9,002
Guotai Haitong Securities Co.
Ltd., Class H, 144A
10,614 20,582
H World Group Ltd., ADR
1,843 87,211
Haidilao International Holding
Ltd., 144A
9,239 13,838
Haier Smart Home Co. Ltd.,
Class A
11,800 37,201
Haier Smart Home Co. Ltd.,
Class H
20,047 55,140
Haitian International Holdings
Ltd.
4,489 10,371
Hangzhou First Applied Material
Co. Ltd., Class A
1,097 2,495
Hangzhou Silan Microelectronics
Co. Ltd., Class A
800 4,068
Hansoh Pharmaceutical Group
Co. Ltd., 144A
11,474 51,731
Henan Shuanghui Investment &
Development Co. Ltd., Class A
1,100 3,939
Hengan International Group Co.
Ltd.
3,819 10,767
Hengli Petrochemical Co. Ltd.,
Class A
1,800 5,184
Hithink RoyalFlush Information
Network Co. Ltd., Class A
560 19,105
Horizon Robotics *
39,539 23,809
Hoshine Silicon Industry Co.
Ltd., Class A *
500 2,584
Hua Hong Grace Semiconductor
Ltd., Class H, 144A *
5,384 84,485
Huadian Power International
Corp. Ltd., Class A
8,000 5,466
Number
of Shares Value $
Huadong Medicine Co. Ltd.,
Class A
700 2,840
Huaneng Power International,
Inc., Class A
3,500 3,480
Huaneng Power International,
Inc., Class H
33,381 23,529
Huatai Securities Co. Ltd., Class
A
11,100 32,086
Huatai Securities Co. Ltd., Class
H, 144A
11,893 26,810
Huaxia Bank Co. Ltd., Class A
2,800 2,597
Huayu Automotive Systems Co.
Ltd., Class A
1,700 3,910
Huizhou Desay Sv Automotive
Co. Ltd., Class A
300 3,941
Hundsun Technologies, Inc.,
Class A
1,456 4,768
Hygon Information Technology
Co. Ltd., Class A
1,321 49,924
Iflytek Co. Ltd., Class A
900 5,399
Imeik Technology Development
Co. Ltd., Class A
140 1,934
Industrial & Commercial Bank of
China Ltd., Class A
19,171 23,028
Industrial & Commercial Bank of
China Ltd., Class H
555,246 536,230
Industrial Bank Co. Ltd., Class A
9,900 25,847
Industrial Securities Co. Ltd.,
Class A
1,950 1,718
Ingenic Semiconductor Co. Ltd.,
Class A
300 6,249
Inner Mongolia BaoTou Steel
Union Co. Ltd., Class A *
32,600 10,918
Inner Mongolia Junzheng Energy
& Chemical Industry Group
Co. Ltd., Class A
2,600 1,854
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
2,100 8,283
Inner Mongolia Yitai Coal Co.
Ltd., Class B
6,600 21,978
Innovent Biologics, Inc., 144A *
11,217 148,540
J&T Global Express Ltd. *
18,079 22,419
JD Health International, Inc.,
144A *
6,825 31,781
JD Logistics, Inc., 144A *
12,237 17,204
JD.com, Inc., Class A
19,646 281,214
Jiangsu Eastern Shenghong Co.
Ltd., Class A *
2,200 4,781
Jiangsu Hengli Hydraulic Co.
Ltd., Class A
500 7,629
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
2,100 14,401
Jiangsu Yanghe Distillery Co.
Ltd., Class A
700 4,026
Jiangsu Zhongtian Technology
Co. Ltd., Class A
1,300 6,807
Jiangxi Copper Co. Ltd., Class A
2,200 15,849

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Jiangxi Copper Co. Ltd., Class H
9,382 44,789
Jinko Solar Co. Ltd., Class A *
4,383 2,681
Kanzhun Ltd., ADR
3,466 60,170
KE Holdings, Inc., ADR
5,095 87,583
Kingsoft Corp. Ltd.
5,555 17,618
Kuaishou Technology, 144A
27,363 117,223
Kuang-Chi Technologies Co.
Ltd., Class A
1,500 6,381
Kunlun Tech Co. Ltd., Class A *
1,400 9,167
Kweichow Moutai Co. Ltd.,
Class A
600 116,060
Laopu Gold Co. Ltd., Class H
300 15,225
Lenovo Group Ltd.
56,788 217,634
Lens Technology Co. Ltd., Class
A
2,610 15,124
Li Auto, Inc., Class A *
10,700 65,277
Li Ning Co. Ltd.
12,295 21,379
Lingyi iTech Guangdong Co.,
Class A
3,100 5,902
Longfor Group Holdings Ltd.,
144A
10,418 8,387
LONGi Green Energy Technology
Co. Ltd., Class A *
2,240 4,024
Luxshare Precision Industry Co.
Ltd., Class A
6,349 54,453
Luzhou Laojiao Co. Ltd., Class A
200 2,292
Maxscend Microelectronics Co.
Ltd., Class A *
1,960 23,042
Meituan, Class B, 144A *
42,828 431,097
Metallurgical Corp. of China
Ltd., Class A *
5,900 2,248
Midea Group Co. Ltd., Class A
1,200 15,670
Midea Group Co. Ltd., Class H
1,939 25,083
MINISO Group Holding Ltd.
6,750 15,991
Montage Technology Co. Ltd.,
Class A
617 18,823
Muyuan Foods Group Co. Ltd.,
Class A
6,134 38,631
NARI Technology Co. Ltd., Class
A
4,591 15,697
NAURA Technology Group Co.
Ltd., Class A
270 28,124
NetEase, Inc.
14,815 363,644
New China Life Insurance Co.
Ltd., Class A
1,300 11,633
New China Life Insurance Co.
Ltd., Class H
10,257 60,717
New Hope Liuhe Co. Ltd., Class
A *
1,400 1,480
New Oriental Education &
Technology Group, Inc.
10,906 63,167
Ningbo Deye Technology Co.
Ltd., Class A
492 6,448
Ningbo Tuopu Group Co. Ltd.,
Class A
725 5,054
Number
of Shares Value $
Ningxia Baofeng Energy Group
Co. Ltd., Class A
4,866 17,905
NIO, Inc., Class A *
15,092 63,884
Nongfu Spring Co. Ltd., Class
H, 144A
16,985 93,219
OmniVision Integrated Circuits
Group, Inc.
540 6,693
Orient Securities Co. Ltd., Class
A
2,048 2,802
People's Insurance Co. Group of
China Ltd., Class A
5,600 6,210
People's Insurance Co. Group of
China Ltd., Class H
61,500 44,879
PetroChina Co. Ltd., Class A
31,400 53,376
PetroChina Co. Ltd., Class H
188,376 244,409
Pharmaron Beijing Co. Ltd.,
Class A
900 5,801
PICC Property & Casualty Co.
Ltd., Class H
53,149 115,541
Ping An Bank Co. Ltd., Class A
6,600 11,514
Ping An Insurance Group Co. of
China Ltd., Class A
8,600 71,455
Ping An Insurance Group Co. of
China Ltd., Class H
56,184 405,336
Poly Developments and
Holdings Group Co. Ltd.,
Class A
3,900 2,885
Pop Mart International Group
Ltd., 144A
3,755 74,780
Postal Savings Bank of China
Co. Ltd., Class A
14,000 10,961
Postal Savings Bank of China
Co. Ltd., Class H, 144A
58,262 39,394
Power Construction Corp. of
China Ltd., Class A
5,900 4,049
Qinghai Salt Lake Industry Co.
Ltd., Class A *
2,400 10,071
Range Intelligent Computing
Technology Group Co. Ltd.,
Class A
500 4,928
Remegen Co. Ltd., Class H,
144A *
2,000 20,591
Rongsheng Petrochemical Co.
Ltd., Class A
2,550 5,633
SAIC Motor Corp. Ltd., Class A
2,400 3,715
Sanan Optoelectronics Co. Ltd.,
Class A *
1,700 3,312
Sany Heavy Industry Co. Ltd.,
Class A
2,300 6,851
Satellite Chemical Co. Ltd.,
Class A
2,937 12,451
SDIC Power Holdings Co. Ltd.,
Class A
2,500 5,098
SenseTime Group, Inc., Class B,
144A *
212,087 38,962
Seres Group Co. Ltd., Class A
500 3,691
SF Holding Co. Ltd., Class A
1,860 8,804
SG Micro Corp., Class A
253 4,293

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Shaanxi Coal Industry Co. Ltd.,
Class A
5,400 22,201
Shandong Gold Mining Co. Ltd.,
Class A
2,200 12,395
Shandong Gold Mining Co. Ltd.,
Class H, 144A
12,843 44,599
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
1,170 3,736
Shanghai Baosight Software Co.
Ltd., Class A
1,310 3,442
Shanghai Electric Group Co.
Ltd., Class A
6,400 6,335
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A
1,100 3,661
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
1,300 3,144
Shanghai Pudong Development
Bank Co. Ltd., Class A
9,300 12,680
Shanghai Putailai New Energy
Technology Group Co. Ltd.
1,160 4,061
Shanghai Rural Commercial
Bank Co. Ltd., Class A
7,000 9,273
Shanghai United Imaging
Healthcare Co. Ltd., Class A
246 3,826
Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A
2,100 9,459
Shanxi Coking Coal Energy
Group Co. Ltd., Class A
1,600 1,767
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
420 7,299
Shenwan Hongyuan Group Co.
Ltd., Class A
11,900 8,095
Shenzhen Inovance Technology
Co. Ltd., Class A
1,050 9,670
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
290 7,138
Shenzhen Transsion Holdings
Co. Ltd., Class A
368 3,130
Shenzhou International Group
Holdings Ltd.
5,939 26,594
Sichuan Chuantou Energy Co.
Ltd., Class A
1,900 4,398
Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd.,
Class H *
400 25,372
Sichuan Road & Bridge Group
Co. Ltd., Class A
3,920 5,286
Sinopharm Group Co. Ltd.,
Class H
7,555 14,940
Sinotruk Hong Kong Ltd.
10,034 51,460
Smoore International Holdings
Ltd., 144A
10,110 13,569
Sungrow Power Supply Co. Ltd.,
Class A
700 9,534
Sunny Optical Technology Group
Co. Ltd.
7,870 71,386
SUPCON Technology Co. Ltd.,
Class A
248 3,611
Number
of Shares Value $
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A *
1,400 41,261
Suzhou TFC Optical
Communication Co. Ltd.,
Class A
700 27,403
TAL Education Group, ADR *
3,016 35,408
TBEA Co. Ltd., Class A
10,550 30,041
TCL Technology Group Corp.,
Class A
34,780 26,351
TCL Zhonghuan Renewable
Energy Technology Co. Ltd.,
Class A *
1,375 1,946
Tencent Holdings Ltd.
51,956 3,002,643
Tencent Music Entertainment
Group, ADR
4,637 38,348
Tianqi Lithium Corp., Class A *
800 5,942
Tingyi Cayman Islands Holding
Corp.
13,114 21,348
Tongcheng Travel Holdings Ltd.,
144A
13,761 21,155
TongFu Microelectronics Co.
Ltd., Class A
2,000 19,219
Tongwei Co. Ltd., Class A *
1,700 2,933
Tsingtao Brewery Co. Ltd., Class
A
200 1,509
Tsingtao Brewery Co. Ltd., Class
H
5,845 30,349
UBTech Robotics Corp. Ltd.,
Class H *
1,550 16,769
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
2,675 25,431
Unisplendour Corp. Ltd., Class A
10,080 58,441
Vipshop Holdings Ltd., ADR
2,901 38,003
Wanhua Chemical Group Co.
Ltd., Class A
1,021 11,599
Weichai Power Co. Ltd., Class A
9,500 38,420
Weichai Power Co. Ltd., Class H
14,146 57,461
Wens Foodstuff Group Co. Ltd.,
Class A
2,440 5,183
Wuliangye Yibin Co. Ltd., Class A
1,200 12,730
WUS Printed Circuit Kunshan
Co. Ltd., Class A
1,500 27,889
WuXi AppTec Co. Ltd., Class A
820 18,892
WuXi AppTec Co. Ltd., Class H,
144A
3,601 86,965
Wuxi Biologics Cayman, Inc.,
144A *
33,057 205,972
WuXi XDC Cayman, Inc. *
2,000 17,848
XCMG Construction Machinery
Co. Ltd., Class A
1,400 1,644
Xiaomi Corp., Class B, 144A *
148,327 522,653
XPeng, Inc., Class A *
10,928 62,597
XtalPi Holdings Ltd. *
18,000 17,085
Yadea Group Holdings Ltd., 144A
6,987 8,343

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Yangtze Optical Fibre & Cable
Joint Stock Ltd. Co., Class H,
144A
3,581 76,157
Yangzijiang Shipbuilding
Holdings Ltd.
23,300 88,720
Yankuang Energy Group Co. Ltd.,
Class A
1,365 4,799
Yankuang Energy Group Co. Ltd.,
Class H
17,253 30,683
Yealink Network Technology
Corp. Ltd., Class A
1,600 9,860
Yonyou Network Technology Co.
Ltd., Class A *
1,700 2,604
YTO Express Group Co. Ltd.,
Class A
900 2,269
Yum China Holdings, Inc.
2,970 133,525
Yunnan Baiyao Group Co. Ltd.,
Class A
560 4,200
Z AI Co. Ltd. *
400 60,981
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
200 3,636
Zhaojin Mining Industry Co. Ltd.,
Class H
15,843 46,811
Zhejiang China Commodities
City Group Co. Ltd., Class A
7,300 13,561
Zhejiang Chint Electrics Co. Ltd.,
Class A
1,200 4,587
Zhejiang Dahua Technology Co.
Ltd., Class A
13,900 33,973
Zhejiang Huayou Cobalt Co. Ltd.,
Class A
1,150 6,773
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
600 3,858
Zhejiang Leapmotor Technology
Co. Ltd., Class H, 144A *
6,891 32,282
Zhejiang Zheneng Electric Power
Co. Ltd., Class A
10,700 7,772
Zhongji Innolight Co. Ltd., Class
A
540 68,475
Zhuzhou CRRC Times Electric
Co. Ltd., Class H
3,305 13,307
Zijin Mining Group Co. Ltd.,
Class A
13,200 66,155
Zijin Mining Group Co. Ltd.,
Class H
45,583 212,957
Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A
4,400 4,382
ZTE Corp., Class A
1,512 7,693
ZTE Corp., Class H
15,677 47,520
ZTO Express Cayman, Inc.
3,655 77,964
(Cost $15,134,396)
17,415,029
Colombia — 0.0%
Grupo Cibest SA
1,940 51,144
Interconexion Electrica SA ESP
6,592 58,350
(Cost $68,342)
109,494
Number
of Shares Value $
Czech Republic — 0.0%
CEZ AS
1,080 71,650
Komercni Banka AS
619 31,692
Moneta Money Bank AS, 144A
2,669 25,021
(Cost $77,311)
128,363
Denmark — 1.0%
A.P. Moller — Maersk A/S, Class
A
15 48,528
A.P. Moller — Maersk A/S, Class
B
23 76,983
Carlsberg AS, Class B
817 112,150
Coloplast A/S, Class B
1,063 75,784
Danske Bank A/S
5,226 302,575
Demant A/S *
884 39,643
DSV A/S
1,677 353,748
Genmab A/S *
512 168,825
Novo Nordisk A/S, Class B
26,603 1,208,729
Novonesis Novozymes B, Class B
3,103 222,957
Orsted AS, 144A *
3,799 80,255
Pandora A/S
664 87,723
Tryg A/S
2,919 69,897
Vestas Wind Systems A/S
8,082 268,502
(Cost $2,578,577)
3,116,299
Egypt — 0.0%
Commercial International Bank -
Egypt (CIB)
16,387 43,950
Eastern Co. SAE
8,112 5,715
Talaat Moustafa Group
5,332 10,177
(Cost $46,262)
59,842
Finland — 0.7%
Elisa OYJ
1,331 54,358
Fortum OYJ
3,718 89,482
Kesko OYJ, Class B
2,362 61,566
Kone OYJ, Class B
2,931 179,690
Metso OYJ
5,668 117,255
Neste OYJ
3,313 122,681
Nokia OYJ
41,709 422,846
Nordea Bank Abp
25,358 518,843
Orion OYJ, Class B
921 84,620
Sampo OYJ, Class A
18,362 207,440
Stora Enso OYJ, Class R
4,841 56,934
UPM-Kymmene OYJ
4,390 122,687
Wartsila OYJ Abp
4,215 136,548
(Cost $1,604,177)
2,174,950
France — 5.1%
Abivax SA *
464 52,576
Accor SA
1,483 80,134
Aeroports de Paris SA
256 32,115
Air Liquide SA
5,299 1,043,529
Alstom SA *
2,890 54,919
Amundi SA, 144A
542 59,431

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
AXA SA
13,530 677,350
Ayvens SA, 144A
2,799 37,064
BioMerieux
361 31,470
BNP Paribas SA
8,233 982,890
Bouygues SA
2,021 103,806
Bureau Veritas SA
2,534 80,295
Capgemini SE
1,297 161,576
Carrefour SA
4,575 83,299
Cie de Saint-Gobain SA
3,685 335,234
Cie Generale des Etablissements
Michelin SCA
5,563 226,160
Covivio SA REIT
632 36,778
Credit Agricole SA
7,093 152,543
Danone SA
5,288 394,826
Dassault Aviation SA
158 52,084
Dassault Systemes SE
5,828 154,616
Eiffage SA
643 81,410
Engie SA
14,321 409,210
EssilorLuxottica SA
2,485 462,843
Gecina SA REIT
389 30,906
Getlink SE
2,785 60,978
Hermes International SCA
290 532,559
Ipsen SA
288 54,561
Kering SA
629 185,613
Klepierre SA REIT
1,804 78,495
Legrand SA
2,060 326,736
L'Oreal SA
2,013 899,506
LVMH Moet Hennessy Louis
Vuitton SE
2,140 1,126,776
Orange SA
16,318 291,989
Pernod Ricard SA
1,476 110,582
Publicis Groupe SA
2,051 240,497
Renault SA
1,695 58,514
Rexel SA
1,736 72,471
Safran SA
2,922 1,143,795
Sanofi SA
9,314 830,983
Sartorius Stedim Biotech
228 51,907
Schneider Electric SE
4,512 1,543,974
Societe Generale SA
5,309 448,009
Sodexo SA
758 50,978
Thales SA
806 228,154
TotalEnergies SE
16,183 1,419,766
Unibail-Rodamco-Westfield
REIT *
1,037 117,369
Veolia Environnement SA
4,784 181,154
Vinci SA
3,862 507,581
(Cost $12,294,182)
16,380,011
Germany — 5.1%
adidas AG
1,352 237,761
Allianz SE
3,215 1,683,461
BASF SE
7,290 448,619
Bayer AG
8,220 468,231
Number
of Shares Value $
Bayerische Motoren Werke AG
2,623 188,837
Beiersdorf AG
744 68,375
Brenntag SE
1,179 86,057
Commerzbank AG
5,593 261,097
Continental AG
938 77,706
Daimler Truck Holding AG
3,929 213,537
Delivery Hero SE, 144A *
1,624 69,286
Deutsche Bank AG (b)
14,988 603,407
Deutsche Boerse AG
1,569 524,872
Deutsche Lufthansa AG
5,180 47,292
Deutsche Post AG
7,612 496,375
Deutsche Telekom AG
28,618 943,387
E.ON SE
18,870 390,149
Evonik Industries AG
2,222 49,064
Fresenius Medical Care AG
1,685 77,212
Fresenius SE & Co. KGaA
3,455 181,575
GEA Group AG
1,302 101,629
Hannover Rueck SE
519 155,655
Heidelberg Materials AG
1,183 226,385
Henkel AG & Co. KGaA
1,031 84,488
Hensoldt AG
515 51,266
HOCHTIEF AG
130 63,179
Infineon Technologies AG
11,123 727,263
Knorr-Bremse AG
631 77,398
Mercedes-Benz Group AG
6,167 338,250
Merck KGaA
1,072 173,080
MTU Aero Engines AG
472 193,040
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
1,076 648,411
Nemetschek SE
504 41,155
Rational AG
80 58,589
Rheinmetall AG
398 513,520
RWE AG
5,335 363,385
SAP SE
8,534 1,892,330
Siemens AG
6,104 2,024,934
Siemens Energy AG
6,513 1,075,617
Siemens Healthineers AG, 144A
2,793 126,946
Symrise AG
1,055 112,985
Talanx AG
513 74,604
Vonovia SE
6,423 143,617
Zalando SE, 144A *
1,947 55,747
(Cost $11,374,281)
16,439,773
Greece — 0.2%
Alpha Bank SA
12,327 65,492
Eurobank SA
21,965 117,005
Hellenic Telecommunications
Organization SA
1,592 36,614
JUMBO SA
1,063 32,103
National Bank of Greece SA
7,235 141,856
Piraeus Bank SA *
9,096 108,613

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Public Power Corp. SA
2,844 79,217
(Cost $396,881)
580,900
Hong Kong — 2.0%
AIA Group Ltd.
87,286 849,091
Alibaba Group Holding Ltd.
142,409 2,074,786
Alibaba Health Information
Technology Ltd. *
39,279 15,484
Beijing Enterprises Holdings Ltd.
2,297 9,465
BOC Hong Kong Holdings Ltd.
36,191 243,322
Bosideng International Holdings
Ltd.
27,462 14,960
C&D International Investment
Group Ltd.
5,572 9,184
China Gas Holdings Ltd.
18,961 13,703
China Merchants Port Holdings
Co. Ltd.
8,916 18,291
China Overseas Land &
Investment Ltd.
41,847 66,894
China Resources Beer Holdings
Co. Ltd.
8,452 20,832
China Resources Gas Group Ltd.
5,755 12,533
China Resources Land Ltd.
28,148 107,946
China Resources Power
Holdings Co. Ltd.
10,908 26,106
China Taiping Insurance
Holdings Co. Ltd.
11,017 29,769
Chow Tai Fook Jewellery Group
Ltd.
13,774 22,774
CK Asset Holdings Ltd.
13,273 76,707
CK Hutchison Holdings Ltd.
26,876 241,726
CK Infrastructure Holdings Ltd.
3,282 27,321
CLP Holdings Ltd.
12,629 126,798
Far East Horizon Ltd.
11,701 10,546
Futu Holdings Ltd., ADR
413 50,444
Galaxy Entertainment Group Ltd.
14,920 65,021
Geely Automobile Holdings Ltd.
70,952 159,311
Guangdong Investment Ltd.
16,239 18,335
Henderson Land Development
Co. Ltd.
7,911 27,109
HKT Trust & HKT Ltd. (a)
50,023 77,921
Hong Kong & China Gas Co. Ltd.
98,303 90,422
Hong Kong Exchanges &
Clearing Ltd.
10,619 576,032
Hongkong Land Holdings Ltd.
10,939 89,153
Jardine Matheson Holdings Ltd.
1,238 72,931
Kingboard Holdings Ltd.
6,000 41,411
Kingboard Laminates Holdings
Ltd.
7,500 44,377
Kunlun Energy Co. Ltd.
21,049 20,758
Link REIT
23,523 116,198
MTR Corp. Ltd.
8,060 33,254
Orient Overseas International
Ltd.
824 16,494
Power Assets Holdings Ltd.
12,959 99,526
Number
of Shares Value $
Prudential PLC
20,883 288,058
Sino Biopharmaceutical Ltd.
88,604 61,606
Sino Land Co. Ltd.
29,162 38,469
SITC International Holdings Co.
Ltd.
12,015 73,177
Sun Hung Kai Properties Ltd.
10,586 156,931
Swire Pacific Ltd., Class A
1,744 23,696
Techtronic Industries Co. Ltd.
10,781 186,367
Want Want China Holdings Ltd.
25,127 9,857
WH Group Ltd., 144A
64,694 61,199
Wharf Real Estate Investment
Co. Ltd.
9,885 38,917
Zijin Gold International Co. Ltd.
2,500 48,479
(Cost $5,961,749)
6,603,691
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC *
3,289 52,869
OTP Bank Nyrt
1,700 244,562
Richter Gedeon Nyrt
1,427 59,581
(Cost $182,914)
357,012
India — 3.2%
ABB India Ltd.
270 21,668
Adani Enterprises Ltd.
978 29,378
Adani Ports & Special Economic
Zone Ltd.
4,907 82,131
Adani Power Ltd. *
28,533 59,356
Aditya Birla Capital Ltd. *
6,716 28,887
Alkem Laboratories Ltd.
221 12,375
Ambuja Cements Ltd.
3,510 14,793
APL Apollo Tubes Ltd. *
732 17,099
Apollo Hospitals Enterprise Ltd.
751 70,211
Ashok Leyland Ltd.
17,618 32,511
Asian Paints Ltd.
3,001 83,666
AU Small Finance Bank Ltd.,
144A
4,848 55,325
Aurobindo Pharma Ltd. *
1,347 24,299
Avenue Supermarts Ltd., 144A *
1,125 46,096
Axis Bank Ltd.
17,513 239,195
Bajaj Auto Ltd.
455 57,986
Bajaj Finance Ltd.
18,553 206,033
Bajaj Finserv Ltd.
2,922 62,043
Bajaj Holdings & Investment Ltd.
189 23,121
Bank of Baroda
4,431 11,108
Bharat Electronics Ltd.
27,906 121,512
Bharat Forge Ltd.
1,521 33,636
Bharat Heavy Electricals Ltd.
9,756 45,371
Bharat Petroleum Corp. Ltd.
11,514 39,200
Bharti Airtel Ltd.
21,288 405,245
Bosch Ltd.
95 49,905
Britannia Industries Ltd.
671 37,011
BSE Ltd.
1,510 52,067
Canara Bank
14,234 18,977

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
CG Power & Industrial Solutions
Ltd.
3,725 35,848
Cholamandalam Investment and
Finance Co. Ltd.
2,911 56,806
Cipla Ltd.
3,778 55,935
Coal India Ltd.
11,448 48,321
Colgate-Palmolive India Ltd.
646 12,879
Coromandel International Ltd.
984 19,704
Cummins India Ltd.
1,138 61,036
Dabur India Ltd.
2,240 8,967
Divi's Laboratories Ltd.
998 99,264
Dixon Technologies India Ltd.
200 31,204
DLF Ltd.
4,044 29,361
Dr Reddy's Laboratories Ltd.
3,560 43,177
Eicher Motors Ltd.
1,025 85,651
Eternal Ltd. *
38,392 132,341
Federal Bank Ltd.
14,663 54,951
Fortis Healthcare Ltd.
3,580 34,111
FSN E-Commerce Ventures
Ltd. *
8,844 32,479
GAIL India Ltd.
10,749 20,045
GE Vernova T&D India Ltd.
934 43,620
GMR Airports Ltd. *
13,971 13,743
Godrej Consumer Products Ltd.
2,130 20,170
Godrej Properties Ltd.
708 14,986
Grasim Industries Ltd.
1,873 66,335
Havells India Ltd.
1,388 18,142
HCL Technologies Ltd.
7,025 96,849
HDFC Asset Management Co.
Ltd., 144A
942 25,951
HDFC Bank Ltd.
85,921 640,021
HDFC Life Insurance Co. Ltd.,
144A
5,438 31,043
Hero MotoCorp Ltd.
794 45,464
Hindalco Industries Ltd.
10,131 108,084
Hindustan Aeronautics Ltd.
1,539 77,638
Hindustan Petroleum Corp. Ltd.
5,949 22,860
Hindustan Unilever Ltd.
6,176 127,658
Hitachi Energy India Ltd.
102 36,179
ICICI Bank Ltd.
42,630 651,221
ICICI Lombard General Insurance
Co. Ltd., 144A
1,547 25,467
ICICI Prudential Life Insurance
Co. Ltd., 144A
2,347 12,750
IDFC First Bank Ltd.
21,661 19,565
Indian Hotels Co. Ltd.
5,915 45,857
Indian Oil Corp. Ltd.
20,209 29,540
Indus Towers Ltd.
7,495 30,616
IndusInd Bank Ltd.
4,213 44,998
Info Edge India Ltd.
1,764 24,334
Infosys Ltd.
22,758 271,094
InterGlobe Aviation Ltd., 144A *
1,330 73,136
ITC Ltd.
22,991 61,716
Number
of Shares Value $
Jindal Stainless Ltd.
2,433 17,948
Jindal Steel Ltd.
1,782 22,334
Jio Financial Services Ltd.
19,935 50,549
JSW Energy Ltd.
2,972 16,249
JSW Steel Ltd.
5,940 81,610
Kotak Mahindra Bank Ltd.
43,061 189,741
L&T Finance Ltd.
7,782 26,245
Larsen & Toubro Ltd.
5,270 223,958
Laurus Labs Ltd., 144A
3,001 60,379
Lodha Developers Ltd., 144A
1,607 20,237
LTIMindtree Ltd., 144A
340 16,218
Lupin Ltd.
1,398 32,143
Mahindra & Mahindra Ltd.
6,355 219,130
Mankind Pharma Ltd. *
1,690 42,954
Marico Ltd.
3,286 28,309
Maruti Suzuki India Ltd.
1,003 142,755
Max Healthcare Institute Ltd.
6,054 66,283
Mphasis Ltd.
664 16,934
MRF Ltd.
13 18,267
Multi Commodity Exchange of
India Ltd.
921 32,899
Muthoot Finance Ltd.
833 26,064
Nestle India Ltd.
4,329 68,063
NHPC Ltd.
19,812 15,969
NMDC Ltd.
13,836 12,821
NTPC Ltd.
34,075 117,210
Oberoi Realty Ltd.
674 13,228
Oil & Natural Gas Corp. Ltd.
19,981 48,661
One 97 Communications Ltd. *
2,801 50,531
Page Industries Ltd.
90 33,851
PB Fintech Ltd. *
1,891 37,251
Persistent Systems Ltd.
528 31,034
Petronet LNG Ltd.
3,652 11,534
Phoenix Mills Ltd.
2,080 41,521
PI Industries Ltd.
474 11,803
Pidilite Industries Ltd.
1,562 27,697
Polycab India Ltd.
340 33,739
Power Finance Corp. Ltd.
8,946 31,609
Power Grid Corp. of India Ltd.
36,313 100,548
Punjab National Bank
13,880 16,658
REC Ltd.
7,109 24,147
Reliance Industries Ltd.
33,893 454,726
Reliance Industries Ltd., GDR,
144A
2,471 130,469
Samvardhana Motherson
International Ltd.
38,005 68,151
SBI Life Insurance Co. Ltd., 144A
2,907 53,158
Shree Cement Ltd.
27 6,581
Shriram Finance Ltd.
10,704 124,818
Siemens Energy India Ltd.
828 28,095
Siemens Ltd.
531 22,483
Solar Industries India Ltd.
127 26,830

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
SRF Ltd.
1,439 38,709
State Bank of India
13,705 152,628
Sun Pharmaceutical Industries
Ltd.
7,153 149,160
Sundaram Finance Ltd.
420 20,033
Supreme Industries Ltd.
453 16,939
Suzlon Energy Ltd. *
50,654 25,289
Swiggy Ltd. *
9,746 28,865
Tata Consultancy Services Ltd.
7,073 178,294
Tata Consumer Products Ltd.
3,900 42,511
Tata Motors Ltd.
14,730 72,906
Tata Motors Passenger Vehicles
Ltd.
14,286 46,356
Tata Power Co. Ltd.
8,903 32,457
Tata Steel Ltd.
56,074 108,606
Tech Mahindra Ltd.
3,910 66,877
Titan Co. Ltd.
2,607 139,754
Torrent Pharmaceuticals Ltd.
1,084 57,696
Torrent Power Ltd.
1,113 14,209
Trent Ltd.
1,920 58,093
Tube Investments of India Ltd.
608 17,758
TVS Motor Co. Ltd.
2,233 101,849
UltraTech Cement Ltd.
891 107,184
Union Bank of India Ltd.
11,134 22,065
United Spirits Ltd.
2,021 31,637
UPL Ltd.
4,624 27,315
Varun Beverages Ltd.
11,244 47,306
Vedanta Aluminium Metal Ltd.
8,221 37,585
Vedanta Ltd.
7,701 22,509
Vishal Mega Mart Ltd. *
18,083 21,020
Vodafone Idea Ltd. *
211,763 31,882
Voltas Ltd.
1,318 16,539
WAAREE Energies Ltd.
771 21,101
Wipro Ltd.
24,969 48,400
Yes Bank Ltd. *
52,644 12,627
Zydus Lifesciences Ltd.
1,681 20,510
(Cost $8,449,564)
10,352,383
Indonesia — 0.2%
Bumi Resources Minerals Tbk
PT *
492,837 20,865
PT Astra International Tbk
186,322 50,485
PT Bank Central Asia Tbk
423,753 154,886
PT Bank Mandiri Persero Tbk
302,695 72,278
PT Bank Negara Indonesia
Persero Tbk
119,753 26,093
PT Bank Rakyat Indonesia
Persero Tbk
575,878 105,651
PT Barito Pacific Tbk
207,188 20,877
PT Telkom Indonesia Persero
Tbk
400,073 58,718
PT United Tractors Tbk
15,950 21,789
(Cost $663,799)
531,642
Number
of Shares Value $
Ireland — 0.5%
AerCap Holdings NV
1,327 193,662
AIB Group PLC
17,744 225,995
Bank of Ireland Group PLC
7,700 169,801
Experian PLC
7,260 299,448
Kerry Group PLC, Class A
1,388 135,427
Kingspan Group PLC
1,295 154,181
PDD Holdings, Inc., ADR *
4,735 397,740
Ryanair Holdings PLC
3,400 91,623
(Cost $1,273,528)
1,667,877
Israel — 0.7%
Azrieli Group Ltd.
372 49,294
Bank Hapoalim BM
11,191 289,137
Bank Leumi Le-Israel BM
12,560 320,558
Check Point Software
Technologies Ltd. *
672 93,348
Elbit Systems Ltd.
225 158,616
Enlight Renewable Energy Ltd. *
1,172 91,488
Harel Insurance Investments &
Financial Services Ltd.
1,008 65,268
ICL Group Ltd.
5,988 34,226
Israel Discount Bank Ltd., Class
A
10,303 117,849
Mizrahi Tefahot Bank Ltd.
1,277 99,044
Nova Ltd. *
219 76,703
OPC Energy Ltd. *
1,441 47,901
Phoenix Financial Ltd.
1,825 114,629
Teva Pharmaceutical Industries
Ltd., ADR *
10,426 375,857
Tower Semiconductor Ltd. *
925 189,396
(Cost $1,449,851)
2,123,314
Italy — 1.9%
Banca Mediolanum SpA
1,470 41,065
Banca Monte dei Paschi di Siena
SpA
15,907 213,813
Banco BPM SpA
8,293 154,894
BPER Banca SPA
14,151 234,295
Buzzi SpA
621 29,618
Davide Campari-Milano NV
4,962 33,544
Enel SpA
63,272 692,384
Eni SpA
16,233 439,426
Ferrari NV
1,026 434,393
FinecoBank Banca Fineco SpA
5,106 140,680
Generali
6,138 317,766
Intesa Sanpaolo SpA
115,041 907,187
Italgas SpA
4,853 49,527
Leonardo SpA
3,275 196,747
Moncler SpA
1,873 102,492
Poste Italiane SpA
4,134 133,443
Prysmian SpA
2,273 317,353
Recordati Industria Chimica e
Farmaceutica SpA
911 55,607

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Snam SpA
17,096 115,096
Telecom Italia SpA *
13,406 122,020
Terna - Rete Elettrica Nazionale
10,875 123,085
UniCredit SpA
11,465 1,120,508
Unipol Assicurazioni SpA
3,187 104,467
(Cost $3,444,431)
6,079,410
Japan — 13.9%
Advantest Corp.
6,200 1,307,531
Aeon Co. Ltd.
16,400 139,259
AGC, Inc.
1,000 35,912
Aisin Corp.
3,100 43,681
Ajinomoto Co., Inc.
8,034 271,672
ANA Holdings, Inc.
1,000 19,023
Asahi Group Holdings Ltd.
12,700 133,241
Asahi Kasei Corp.
11,500 118,347
Asics Corp.
6,620 186,479
Astellas Pharma, Inc.
14,800 219,707
Bandai Namco Holdings, Inc.
3,500 125,321
Bridgestone Corp.
9,700 251,684
Canon, Inc.
7,500 219,484
Capcom Co. Ltd.
2,100 56,131
Central Japan Railway Co.
6,300 156,800
Chiba Bank Ltd.
5,100 90,028
Chubu Electric Power Co., Inc.
7,400 133,107
Chugai Pharmaceutical Co. Ltd.
5,681 245,839
Dai Nippon Printing Co. Ltd.
3,300 64,058
Daifuku Co. Ltd.
2,500 90,829
Daiichi Life Group, Inc.
27,900 321,090
Daiichi Sankyo Co. Ltd.
13,674 243,778
Daikin Industries Ltd.
2,113 279,815
Daito Trust Construction Co. Ltd.
2,500 52,113
Daiwa House Industry Co. Ltd.
5,271 154,418
Daiwa Securities Group, Inc.
11,900 137,325
Denso Corp.
13,500 163,521
Disco Corp.
723 263,041
East Japan Railway Co.
9,010 201,971
Ebara Corp.
3,200 93,767
Eisai Co. Ltd.
2,000 59,343
ENEOS Holdings, Inc.
23,993 201,106
FANUC Corp.
8,725 330,703
Fast Retailing Co. Ltd.
1,567 710,668
Fuji Electric Co. Ltd.
1,200 104,038
FUJIFILM Holdings Corp.
10,100 214,329
Fujikura Ltd.
12,800 441,009
Fujitsu Ltd.
13,900 336,645
Furukawa Electric Co. Ltd.
6,900 173,634
Hankyu Hanshin Holdings, Inc.
1,900 55,912
Hikari Tsushin, Inc.
100 25,333
Hitachi Ltd.
38,040 1,294,908
Honda Motor Co. Ltd.
29,048 310,936
Hoya Corp.
2,640 406,535
Number
of Shares Value $
Hulic Co. Ltd.
2,500 27,926
Ibiden Co. Ltd.
1,700 217,674
Idemitsu Kosan Co. Ltd.
7,460 66,311
IHI Corp.
9,500 159,493
Inpex Corp.
8,500 210,545
Isuzu Motors Ltd.
3,400 48,675
ITOCHU Corp.
47,900 632,070
Japan Exchange Group, Inc.
7,700 108,451
Japan Post Bank Co. Ltd.
14,700 313,324
Japan Post Holdings Co. Ltd.
13,599 211,668
Japan Post Insurance Co. Ltd.
3,300 35,014
Japan Tobacco, Inc.
9,629 418,010
JX Advanced Metals Corp.
5,100 120,421
Kajima Corp.
2,800 84,797
Kansai Electric Power Co., Inc.
7,900 138,986
Kao Corp.
8,322 189,674
Kawasaki Heavy Industries Ltd.
7,000 113,095
Kawasaki Kisen Kaisha Ltd.
2,100 43,775
KDDI Corp.
25,200 466,851
Keyence Corp.
1,558 815,914
Kikkoman Corp.
8,000 91,894
Kioxia Holdings Corp. *
3,200 1,001,365
Kirin Holdings Co. Ltd.
8,025 153,417
Kokusai Electric Corp.
1,900 104,509
Komatsu Ltd.
7,300 339,890
Konami Group Corp.
600 83,023
Kubota Corp.
8,700 159,704
Kyocera Corp.
10,118 231,621
Kyowa Kirin Co. Ltd.
1,200 19,741
Lasertec Corp.
562 118,345
LY Corp.
23,500 81,790
Makita Corp.
1,400 46,439
Marubeni Corp.
11,500 354,754
MINEBEA MITSUMI, Inc.
2,800 59,243
Mitsubishi Chemical Group
Corp.
11,400 86,062
Mitsubishi Corp.
25,419 764,400
Mitsubishi Electric Corp.
15,900 555,878
Mitsubishi Estate Co. Ltd.
9,500 225,681
Mitsubishi HC Capital, Inc.
9,300 81,153
Mitsubishi Heavy Industries Ltd.
27,300 664,599
Mitsubishi UFJ Financial Group,
Inc.
89,300 2,057,114
Mitsui & Co. Ltd.
20,600 645,918
Mitsui Fudosan Co. Ltd.
22,113 210,748
Mitsui Kinzoku Co. Ltd.
400 73,477
Mitsui OSK Lines Ltd.
2,300 100,869
Mizuho Financial Group, Inc.
19,547 1,055,110
MS&AD Insurance Group
Holdings, Inc.
10,427 333,338
Murata Manufacturing Co. Ltd.
13,265 597,112
NEC Corp.
11,125 341,793

14 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Nexon Co. Ltd.
3,160 62,705
NIDEC CORP *
8,528 137,783
Nintendo Co. Ltd.
9,286 525,713
Nippon Building Fund, Inc. REIT
89 70,364
Nippon Paint Holdings Co. Ltd.
10,600 80,188
Nippon Sanso Holdings Corp.
1,000 35,556
Nippon Steel Corp.
41,850 175,469
Nippon Yusen KK
2,900 127,800
Nissan Motor Co. Ltd. *
15,600 32,079
Nitori Holdings Co. Ltd.
3,305 63,059
Nitto Denko Corp.
7,000 153,890
Nomura Holdings, Inc.
25,500 261,066
Nomura Research Institute Ltd.
3,056 101,216
NTT, Inc.
227,400 245,549
Obayashi Corp.
6,000 112,394
Obic Co. Ltd.
2,000 63,662
Olympus Corp.
9,687 127,674
Oriental Land Co. Ltd.
9,225 174,683
ORIX Corp.
9,084 357,332
Osaka Gas Co. Ltd.
2,308 83,175
Otsuka Corp.
1,716 38,789
Otsuka Holdings Co. Ltd.
3,383 259,416
Pan Pacific International
Holdings Corp.
13,600 68,702
Panasonic Holdings Corp.
19,681 554,148
Rakuten Group, Inc. *
12,400 60,234
Recruit Holdings Co. Ltd.
11,400 1,299,850
Renesas Electronics Corp.
14,965 317,754
Resona Holdings, Inc.
17,500 277,152
Resonac Holdings Corp.
1,200 119,023
Ryohin Keikaku Co. Ltd.
3,300 89,405
Sanrio Co. Ltd.
11,400 91,807
SBI Holdings, Inc.
3,034 62,940
SCREEN Holdings Co. Ltd.
1,200 102,160
Secom Co. Ltd.
3,010 122,303
Sekisui House Ltd.
5,200 112,170
Seven & i Holdings Co. Ltd.
16,683 211,579
Shimano, Inc.
453 56,558
Shimizu Corp.
3,200 47,835
Shin-Etsu Chemical Co. Ltd.
13,495 508,797
Shionogi & Co. Ltd.
7,927 144,423
Shiseido Co. Ltd.
3,127 72,934
SMC Corp.
414 183,248
SoftBank Corp.
245,000 363,628
SoftBank Group Corp.
32,000 1,041,628
Sompo Holdings, Inc.
7,200 308,732
Sony Group Corp.
49,200 1,236,853
Subaru Corp.
3,400 56,784
Sumitomo Corp.
34,500 386,897
Sumitomo Electric Industries
Ltd.
24,200 336,452
Sumitomo Metal Mining Co. Ltd.
1,728 120,230
Number
of Shares Value $
Sumitomo Mitsui Financial
Group, Inc.
30,100 1,314,225
Sumitomo Mitsui Trust Holdings,
Inc.
20,880 232,261
Sumitomo Realty &
Development Co. Ltd.
6,712 139,744
Suntory Beverage & Food Ltd.
800 22,595
Suzuki Motor Corp.
13,300 185,409
T&D Holdings, Inc.
3,500 106,917
Taisei Corp.
1,000 78,685
Takeda Pharmaceutical Co. Ltd.
12,853 463,834
TDK Corp.
15,375 296,239
Terumo Corp.
10,800 170,096
Toho Co. Ltd.
3,500 34,595
Tokio Marine Holdings, Inc.
14,553 702,097
Tokyo Electron Ltd.
3,764 1,329,829
Tokyo Gas Co. Ltd.
2,500 96,808
TOPPAN Holdings, Inc.
1,800 57,386
Toray Industries, Inc.
12,147 97,898
Toyota Motor Corp.
79,920 1,578,889
Toyota Tsusho Corp.
5,400 252,777
Unicharm Corp.
10,715 66,879
West Japan Railway Co.
2,441 46,070
Yamaha Motor Co. Ltd.
9,500 113,584
Yokogawa Electric Corp.
1,461 46,752
Yokohama Financial Group, Inc.
7,500 91,573
Zensho Holdings Co. Ltd.
600 44,282
(Cost $28,605,261)
44,758,944
Kazakhstan — 0.0%
Solidcore Resources PLC * (c)
(Cost $24,991)
1,592 0
Kuwait — 0.2%
Boubyan Bank KSCP
12,156 26,122
Gulf Bank KSCP
37,728 43,345
Kuwait Finance House KSCP
92,589 230,723
Mabanee Co KPSC
4,334 13,703
Mobile Telecommunications Co.
KSCP
10,680 20,911
National Bank of Kuwait SAKP
69,880 197,654
(Cost $432,713)
532,458
Luxembourg — 0.2%
ArcelorMittal SA
3,389 252,329
CVC Capital Partners PLC, 144A
1,812 30,456
Eurofins Scientific SE
1,090 91,842
Millicom International Cellular
SA
786 73,695
Reinet Investments SCA
1,175 31,753
Tenaris SA
3,725 103,540
(Cost $386,769)
583,615

DBX ETF Trust | 15
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Macau — 0.0%
Sands China Ltd.
(Cost $59,967)
18,174 32,576
Malaysia — 0.3%
AMMB Holdings Bhd
17,587 30,142
Celcomdigi Bhd
20,644 14,460
CIMB Group Holdings Bhd
62,418 123,410
Gamuda Bhd
47,736 53,475
Hong Leong Bank Bhd
3,524 20,570
IHH Healthcare Bhd
10,691 21,908
IOI Corp. Bhd
12,200 14,182
Kuala Lumpur Kepong Bhd
2,217 12,115
Malayan Banking Bhd
47,923 127,128
Maxis Bhd
12,100 11,210
MISC Bhd
5,800 11,410
Petronas Chemicals Group Bhd
22,057 23,284
Petronas Gas Bhd
6,941 30,412
Press Metal Aluminium Holdings
Bhd
39,300 78,092
Public Bank Bhd
117,800 144,836
RHB Bank Bhd
26,631 57,416
SD Guthrie Bhd
12,711 20,080
Sunway Bhd
32,000 40,775
Telekom Malaysia Bhd
4,800 9,204
Tenaga Nasional Bhd
23,400 82,185
YTL Power International Bhd
25,600 36,562
(Cost $782,625)
962,856
Mexico — 0.6%
America Movil SAB de CV,
Series B
125,936 145,301
Arca Continental SAB de CV
5,183 59,400
Cemex SAB de CV, Series CPO
115,840 124,861
Coca-Cola Femsa SAB de CV
5,081 56,483
Fibra Uno Administracion SA de
CV REIT
23,928 41,263
Fomento Economico Mexicano
SAB de CV
12,885 155,524
Fresnillo PLC
1,793 77,016
Gruma SAB de CV, Class B
1,301 18,923
Grupo Aeroportuario del Centro
Norte SAB de CV
1,666 20,638
Grupo Aeroportuario del Pacifico
SAB de CV, Class B *
3,282 67,627
Grupo Aeroportuario del Sureste
SAB de CV, Class B
1,593 40,868
Grupo Bimbo SAB de CV, Series
A
9,833 34,232
Grupo Carso SAB de CV, Series
A1
5,716 46,962
Grupo Financiero Banorte SAB
de CV, Class O
21,667 245,347
Grupo Financiero Inbursa SAB
de CV, Class O
12,277 31,927
Number
of Shares Value $
Grupo Mexico SAB de CV, Series
B
25,412 349,293
Industrias Penoles SAB de CV
1,902 101,145
Kimberly-Clark de Mexico SAB
de CV, Class A
11,626 27,306
Prologis Property Mexico SA de
CV REIT
9,656 43,796
Promotora y Operadora de
Infraestructura SAB de CV
1,613 24,867
Sigma Foods SAB de CV
34,696 38,092
Wal-Mart de Mexico SAB de CV
43,322 119,976
(Cost $1,308,941)
1,870,847
Netherlands — 3.7%
ABN AMRO Bank NV CVA
4,700 227,707
Adyen NV, 144A *
233 283,470
Aegon Ltd.
11,389 105,090
Airbus SE
5,049 1,156,748
Akzo Nobel NV
1,459 104,563
ASM International NV
390 366,028
ASML Holding NV
3,272 5,517,703
ASR Nederland NV
1,194 100,577
BE Semiconductor Industries NV
564 128,075
Euronext NV, 144A
611 115,753
EXOR NV
808 68,654
Ferrovial NV
4,078 238,735
Heineken Holding NV
1,048 83,142
Heineken NV
2,472 208,747
ING Groep NV
24,567 869,914
JBS NV
2,622 35,543
Koninklijke Ahold Delhaize NV
7,353 261,778
Koninklijke KPN NV
32,910 157,952
Koninklijke Philips NV
6,429 171,083
Magnum Ice Cream Co. NV *
4,043 81,462
Nebius Group N.V., Class A * (c)
1,576 0
Nebius Group NV *
1,750 361,060
NEPI Rockcastle NV *
5,575 52,625
NN Group NV
2,213 199,986
Prosus NV *
10,881 484,447
QIAGEN NV
1,622 70,152
Stellantis NV *
18,586 102,665
Universal Music Group NV
8,753 148,947
Wolters Kluwer NV
1,726 142,023
(Cost $7,217,977)
11,844,629
New Zealand — 0.1%
Auckland International Airport
Ltd.
14,961 78,337
Contact Energy Ltd.
7,352 38,061
Fisher & Paykel Healthcare Corp.
Ltd.
4,749 124,753
Infratil Ltd.
7,959 67,903
Meridian Energy Ltd.
11,473 37,538

16 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Xero Ltd. *
1,323 78,566
(Cost $385,958)
425,158
Norway — 0.4%
Aker BP ASA
2,552 97,642
DNB Bank ASA
6,683 228,161
Equinor ASA
5,753 245,913
Gjensidige Forsikring ASA
1,492 45,253
Kongsberg Gruppen ASA
3,436 116,755
Mowi ASA
3,680 80,896
Norsk Hydro ASA
10,666 107,188
Orkla ASA
6,341 64,776
Salmar ASA
680 41,409
Telenor ASA
4,916 72,132
Var Energi ASA
7,918 42,091
Yara International ASA
1,646 80,329
(Cost $850,189)
1,222,545
Peru — 0.1%
Cia de Minas Buenaventura
SAA, ADR
1,726 59,202
Credicorp Ltd.
541 198,211
(Cost $144,150)
257,413
Philippines — 0.1%
Ayala Corp.
1,380 10,972
Bank of the Philippine Islands
13,015 20,905
BDO Unibank, Inc.
17,659 32,903
International Container Terminal
Services, Inc.
7,670 109,030
Manila Electric Co.
2,020 14,925
Metropolitan Bank & Trust Co.
11,281 12,086
PLDT, Inc.
485 8,803
SM Investments Corp.
2,505 22,331
SM Prime Holdings, Inc.
71,700 20,546
(Cost $239,928)
252,501
Poland — 0.4%
Allegro.eu SA, 144A *
5,055 61,870
Asseco Poland SA
594 38,192
Bank Millennium SA *
5,853 31,868
Bank Polska Kasa Opieki SA
1,572 109,300
Budimex SA
133 25,347
CD Projekt Red SA *
548 34,470
Dino Polska SA, 144A *
4,342 41,923
Erste Bank Polska
361 69,768
InPost SA *
1,680 30,383
KGHM Polska Miedz SA
1,289 123,556
LPP SA
6 33,554
mBank SA *
143 52,304
ORLEN SA
4,976 205,930
PGE Polska Grupa Energetyczna
SA *
7,609 22,665
Powszechna Kasa Oszczednosci
Bank Polski SA
7,346 224,648
Number
of Shares Value $
Powszechny Zaklad Ubezpieczen
SA
5,288 105,292
(Cost $734,748)
1,211,070
Portugal — 0.1%
Banco Comercial Portugues SA,
Class R
66,798 86,822
EDP SA
22,876 124,302
Galp Energia SGPS SA
3,906 97,092
Jeronimo Martins SGPS SA
2,023 42,297
(Cost $260,463)
350,513
Qatar — 0.1%
Al Rayan Bank
38,695 20,203
Commercial Bank PSQC
45,293 52,247
Dukhan Bank
10,103 8,949
Industries Qatar QSC
8,451 23,187
Mesaieed Petrochemical Holding
Co.
25,772 7,708
Nebras Energy
2,691 10,059
Ooredoo QPSC
5,300 18,414
Qatar Gas Transport Co. Ltd.
16,385 19,485
Qatar International Islamic Bank
QSC
8,136 24,558
Qatar Islamic Bank QPSC
13,594 81,019
Qatar National Bank QPSC
34,518 158,322
(Cost $399,043)
424,151
Russia — 0.0%
Alrosa PJSC * (c)
15,266 0
Gazprom PJSC * (c)
63,321 0
GMK Norilskiy Nickel PAO * (c)
35,200 0
Inter RAO UES PJSC * (c)
208,853 0
LUKOIL PJSC * (c)
2,194 0
Magnit PJSC * (c)
443 0
Moscow Exchange MICEX-RTS
PJSC * (c)
8,105 0
Novatek PJSC * (c)
5,150 0
Novolipetsk Steel PJSC * (c)
7,219 0
Ozon Holdings PLC, ADR * (c)
16 0
Ozon International * (c)
306 0
PhosAgro PJSC * (c)
217 0
PhosAgro PJSC * (c)
4 0
Polyus PJSC * (c)
2,040 0
Rosneft Oil Co. PJSC * (c)
6,103 0
Sberbank of Russia PJSC * (c)
57,586 0
Severstal PAO * (c)
1,243 0
Surgutneftegas PAO * (c)
29,592 0
Tatneft PJSC * (c)
7,874 0
T-Tekhnologii MKPAO * (c)
700 0
United Co. RUSAL International
PJSC * (c)
21,438 0
VK IPJSC * (c)
417 0
VK IPJSC, GDR * (c)
35 0

DBX ETF Trust | 17
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
VTB Bank PJSC * (c)
3,389 0
(Cost $1,001,896)
0
Saudi Arabia — 0.8%
ACWA Power Co.
1,945 99,410
Ades Holding Co.
1,878 9,178
Al Rajhi Bank
24,322 436,936
Alinma Bank
16,601 113,721
Almarai Co. JSC
4,272 55,752
Arab National Bank
8,947 53,187
Bank AlBilad
4,298 29,900
Banque Saudi Fransi
8,433 49,211
Bupa Arabia for Cooperative
Insurance Co.
403 16,712
Co. for Cooperative Insurance
415 15,088
Dar Al Arkan Real Estate
Development Co. *
3,148 17,473
Dr Sulaiman Al Habib Medical
Services Group Co.
529 32,814
Elm Co.
198 33,566
Etihad Etisalat Co.
4,595 81,874
Jarir Marketing Co.
3,200 14,642
Riyad Bank
18,179 101,194
SABIC Agri-Nutrients Co.
1,582 55,028
Saudi Arabian Mining Co. *
9,422 165,875
Saudi Arabian Oil Co., 144A
51,473 357,265
Saudi Awwal Bank
9,923 90,123
Saudi Basic Industries Corp.
7,101 93,505
Saudi Energy Co.
9,778 45,497
Saudi Investment Bank
3,382 13,214
Saudi National Bank
25,215 290,793
Saudi Telecom Co.
17,186 204,698
Yanbu National Petrochemical
Co.
1,411 12,770
(Cost $2,190,948)
2,489,426
Singapore — 1.1%
BOC Aviation Ltd., 144A
1,235 11,841
CapitaLand Ascendas REIT REIT
28,908 55,719
CapitaLand Integrated
Commercial Trust REIT
42,907 80,001
CapitaLand Investment Ltd.
22,257 46,402
DBS Group Holdings Ltd.
17,046 1,037,968
Grab Holdings Ltd., Class A *
19,389 68,637
Keppel Ltd.
12,600 114,987
Oversea-Chinese Banking Corp.
Ltd.
26,966 668,687
Sea Ltd., ADR *
3,269 370,966
Singapore Airlines Ltd.
10,350 55,288
Singapore Exchange Ltd.
8,293 166,369
Singapore Technologies
Engineering Ltd.
13,530 114,852
Singapore Telecommunications
Ltd.
63,700 227,518
Trip.com Group Ltd. *
5,181 237,421
Number
of Shares Value $
United Overseas Bank Ltd.
10,522 344,028
Wilmar International Ltd.
15,337 46,333
(Cost $2,387,339)
3,647,017
South Africa — 0.9%
Absa Group Ltd.
7,102 100,966
Bid Corp. Ltd.
2,905 81,184
Bidvest Group Ltd.
2,513 36,485
Capitec Limited
750 216,593
Clicks Group Ltd.
1,702 20,979
Discovery Ltd.
6,127 98,264
FirstRand Ltd.
41,930 248,111
Gold Fields Ltd.
7,345 337,750
Harmony Gold Mining Co. Ltd.
4,740 92,255
Impala Platinum Holdings Ltd.
7,179 100,237
MTN Group Ltd.
13,765 161,551
Naspers Ltd., Class N
6,516 318,906
Nedbank Group Ltd.
3,859 70,575
Northam Platinum Holdings Ltd.
2,374 42,940
OUTsurance Group Ltd.
8,271 44,915
Pepkor Holdings Ltd., 144A
28,028 34,305
Remgro Ltd.
4,999 60,250
Sanlam Ltd.
14,282 76,857
Sasol Ltd. *
4,841 58,620
Shoprite Holdings Ltd.
4,620 88,431
Sibanye Stillwater Ltd.
22,751 67,375
Standard Bank Group Ltd.
10,320 203,635
Valterra Platinum Ltd.
1,108 99,989
Valterra Platinum Ltd.
1,187 101,487
Vodacom Group Ltd.
4,094 37,989
(Cost $1,917,685)
2,800,649
South Korea — 6.4%
Alteogen, Inc. *
445 99,984
Amorepacific Corp.
165 17,747
APR Corp.
194 65,843
Celltrion, Inc. *
1,249 172,392
DB Insurance Co. Ltd.
317 41,947
Doosan Co. Ltd.
70 64,599
Doosan Enerbility Co. Ltd. *
4,067 245,161
Ecopro BM Co. Ltd.
341 30,098
Ecopro Co. Ltd. *
1,125 75,049
Hana Financial Group, Inc.
2,255 224,577
Hankook Tire & Technology Co.
Ltd.
342 16,643
Hanmi Semiconductor Co. Ltd.
275 44,306
Hanwha Aerospace Co. Ltd.
271 218,210
Hanwha Ocean Co. Ltd. *
979 62,949
Hanwha Systems Co. Ltd.
570 30,487
HD Hyundai Co. Ltd.
342 54,726
HD Hyundai Electric Co. Ltd.
208 118,696
HD Hyundai Heavy Industries
Co. Ltd.
296 97,218

18 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
395 100,583
HMM Co. Ltd.
1,851 29,011
HYBE Co. Ltd. *
205 26,872
Hyosung Heavy Industries Corp.
36 77,939
Hyundai Engineering &
Construction Co. Ltd.
582 52,434
Hyundai Glovis Co. Ltd.
241 36,539
Hyundai Mobis Co. Ltd.
547 181,254
Hyundai Motor Co.
1,062 313,106
Hyundai Rotem Co. Ltd.
589 58,616
Industrial Bank of Korea
3,111 47,054
Kakao Corp.
2,244 59,929
KakaoBank Corp.
2,287 36,512
KB Financial Group, Inc.
2,881 364,809
Kia Corp.
1,963 187,895
Korea Aerospace Industries Ltd.
504 48,242
Korea Electric Power Corp.
1,806 42,095
Korea Investment Holdings Co.
Ltd.
387 54,349
Korean Air Lines Co. Ltd.
983 20,183
Krafton, Inc. *
201 33,338
KT&G Corp.
752 97,860
LG Chem Ltd.
380 77,744
LG Corp.
698 60,895
LG Electronics, Inc.
769 121,649
LG Energy Solution Ltd. *
361 99,706
LG Innotek Co. Ltd.
121 56,760
LG Uplus Corp.
922 10,098
LIG Defense&Aerospace Co. Ltd.
101 51,216
LS Electric Co. Ltd.
600 90,969
Meritz Financial Group, Inc. *
721 64,377
Mirae Asset Securities Co. Ltd.
1,435 36,384
NAVER Corp.
1,279 202,793
NH Investment & Securities Co.
Ltd.
711 13,793
POSCO Future M Co. Ltd.
210 30,765
POSCO Holdings, Inc.
603 149,142
Samsung Biologics Co. Ltd.,
144A *
94 104,261
Samsung C&T Corp.
723 198,896
Samsung Electro-Mechanics
Co. Ltd.
482 513,485
Samsung Electronics Co. Ltd.
39,282 7,462,604
Samsung Fire & Marine
Insurance Co. Ltd.
240 116,615
Samsung Heavy Industries Co.
Ltd. *
5,248 80,143
Samsung Life Insurance Co. Ltd.
734 164,112
Samsung SDI Co. Ltd. *
484 204,054
Samsung SDS Co. Ltd.
323 56,642
Samyang Foods Co. Ltd.
23 25,729
Shinhan Financial Group Co. Ltd.
3,307 263,139
Number
of Shares Value $
SK hynix, Inc.
4,645 5,681,521
SK Innovation Co. Ltd. *
377 34,571
SK Square Co. Ltd. *
780 591,013
SK Telecom Co. Ltd.
787 54,169
SK, Inc.
330 131,412
S-Oil Corp.
379 41,566
Woori Financial Group, Inc.
4,733 116,890
Yuhan Corp.
446 27,276
(Cost $8,313,239)
20,483,641
Spain — 2.3%
Acciona SA
234 56,970
ACS Actividades de
Construccion y Servicios SA
1,514 179,552
Aena SME, 144A
6,477 198,767
Amadeus IT Group SA
3,591 242,843
Banco Bilbao Vizcaya Argentaria
SA
47,398 1,378,031
Banco de Sabadell SA
39,396 166,248
Banco Santander SA
119,965 1,764,671
Bankinter SA
5,719 110,704
CaixaBank SA
30,542 466,865
Cellnex Telecom SA, 144A *
4,261 131,059
EDP Renewables SA
2,489 39,493
Endesa SA
2,750 134,479
Iberdrola SA
51,462 1,200,297
Indra Sistemas SA
637 45,282
Industria de Diseno Textil SA
9,088 612,258
Mapfre SA
7,343 38,126
Naturgy Energy Group SA
3,658 125,174
Redeia Corp. SA
3,148 55,872
Repsol SA
9,518 301,266
Telefonica SA
28,136 119,320
(Cost $4,179,856)
7,367,277
Sweden — 2.0%
AddTech AB, Class B
2,106 74,366
Alfa Laval AB
2,300 138,034
Assa Abloy AB, Class B
8,369 312,123
Atlas Copco AB, Class A
21,452 461,398
Atlas Copco AB, Class B
12,257 228,307
Beijer Ref AB
2,978 43,095
Boliden AB
2,300 135,584
Epiroc AB, Class A
5,707 157,666
Epiroc AB, Class B
3,331 78,253
EQT AB
3,793 132,035
Essity AB, Class B
5,007 146,744
Evolution AB, 144A *
1,062 92,321
H & M Hennes & Mauritz AB,
Class B
4,470 82,025
Hexagon AB, Class B
17,937 187,373
Industrivarden AB, Class A
1,052 59,698
Industrivarden AB, Class C
1,486 83,472

DBX ETF Trust | 19
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Indutrade AB
2,181 57,476
Investor AB, Class B
14,177 611,478
L E Lundbergforetagen AB,
Class B
652 40,062
Lifco AB, Class B
1,832 60,712
Nibe Industrier AB, Class B
12,010 53,607
Saab AB, Class B
2,636 174,189
Sandvik AB
8,620 345,965
Securitas AB, Class B
4,212 66,846
Skandinaviska Enskilda Banken
AB, Class A
11,936 279,655
Skanska AB, Class B
2,738 77,872
SKF AB, Class B
2,659 77,180
Spotify Technology SA *
1,213 659,411
Svenska Cellulosa AB SCA,
Class B
5,171 61,711
Svenska Handelsbanken AB,
Class A
11,269 174,077
Swedbank AB, Class A
6,612 259,712
Swedish Orphan Biovitrum AB *
1,487 69,835
Tele2 AB, Class B
4,999 88,704
Telefonaktiebolaget LM Ericsson,
Class B
22,617 228,398
Telia Co. AB
20,502 93,416
Trelleborg AB, Class B
1,814 85,230
Volvo AB, Class B
12,782 462,027
(Cost $4,658,664)
6,440,057
Switzerland — 5.8%
ABB Ltd.
13,298 1,299,613
Alcon, Inc.
4,266 309,046
Allwyn AG
1,548 24,274
Avolta AG *
795 44,867
Banque Cantonale Vaudoise
258 41,396
Barry Callebaut AG
35 48,277
Belimo Holding AG
93 98,367
BKW AG
255 39,495
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
12 129,969
Cie Financiere Richemont SA,
Class A
4,450 1,057,794
Coca-Cola HBC AG *
1,729 107,066
DSM-Firmenich AG
1,325 147,349
EMS-Chemie Holding AG
87 85,025
Galderma Group AG *
1,603 332,954
Geberit AG
266 187,633
Givaudan SA
81 328,870
Glencore PLC
81,038 654,008
Helvetia Baloise Holding AG
635 168,422
Holcim AG *
4,379 384,838
Julius Baer Group Ltd.
1,606 149,444
Kuehne + Nagel International AG
423 112,926
Logitech International SA
1,224 120,227
Number
of Shares Value $
Lonza Group AG
598 426,556
Nestle SA
21,708 2,116,688
Novartis AG
15,266 2,327,812
Partners Group Holding AG
186 168,616
Roche Holding AG
260 115,920
Roche Holding AG
5,899 2,574,587
Sandoz Group AG
3,645 306,264
Schindler Holding AG
229 72,806
Schindler Holding AG
Participation Certificates
281 91,425
SGS SA
1,295 148,604
Sika AG
1,344 319,311
Sonova Holding AG
422 121,220
STMicroelectronics NV
5,202 259,913
STMicroelectronics NV, Class Y
6 301
Straumann Holding AG
933 108,380
Swatch Group AG — Bearer
242 56,103
Swiss Life Holding AG
237 269,441
Swiss Prime Site AG
635 98,115
Swiss Re AG
2,485 432,074
Swisscom AG
214 165,858
UBS Group AG
26,374 1,444,722
VAT Group AG, 144A
222 164,615
Zurich Insurance Group AG
1,250 916,373
(Cost $13,215,257)
18,577,564
Taiwan — 8.8%
Accton Technology Corp.
4,652 298,431
Advantech Co. Ltd.
4,495 95,931
Airtac International Group
754 33,871
Alchip Technologies Ltd.
472 60,633
ASE Technology Holding Co. Ltd.
27,662 509,256
Asia Vital Components Co. Ltd.
2,392 258,262
ASPEED Technology, Inc.
328 166,109
Asustek Computer, Inc.
5,490 172,893
Bizlink Holding, Inc.
1,530 104,662
Cathay Financial Holding Co.
Ltd.
87,037 303,184
Chailease Holding Co. Ltd.
15,933 58,766
Chang Hwa Commercial Bank
Ltd.
68,996 54,702
China Steel Corp.
83,990 50,174
Chroma ATE, Inc.
2,712 167,566
Chunghwa Telecom Co. Ltd.
30,974 132,793
CTBC Financial Holding Co. Ltd.
139,315 284,146
Delta Electronics, Inc.
16,237 941,810
E Ink Holdings, Inc.
4,643 22,906
E.Sun Financial Holding Co. Ltd.
114,259 143,175
Elite Material Co. Ltd.
2,367 409,274
Eva Airways Corp.
15,674 20,752
Evergreen Marine Corp. Taiwan
Ltd.
6,168 45,402

20 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Far EasTone
Telecommunications Co. Ltd.
16,801 53,493
First Financial Holding Co. Ltd.
102,728 114,315
Formosa Chemicals & Fibre
Corp.
35,084 75,539
Formosa Plastics Corp.
22,834 47,652
Fortune Electric Co. Ltd.
842 19,350
Fubon Financial Holding Co. Ltd.
76,287 346,300
Gigabyte Technology Co. Ltd.
5,997 67,679
Global Unichip Corp.
606 116,531
Globalwafers Co. Ltd.
2,059 59,196
Gold Circuit Electronics Ltd.
2,172 79,767
Hon Hai Precision Industry Co.
Ltd.
107,920 850,514
Hon Precision, Inc.
742 137,070
Hotai Motor Co. Ltd.
2,192 35,449
Hua Nan Financial Holdings Co.
Ltd.
84,421 110,044
Innolux Corp.
67,143 105,513
Inventec Corp.
21,349 44,889
Jentech Precision Industrial Co.
Ltd.
567 107,065
KGI Financial Holding Co. Ltd.
125,874 134,318
King Slide Works Co. Ltd.
386 172,545
King Yuan Electronics Co. Ltd.
11,464 92,877
Largan Precision Co. Ltd.
656 158,199
Lite-On Technology Corp.
16,824 161,759
Lotes Co. Ltd.
502 26,744
MediaTek, Inc.
12,347 1,527,709
Mega Financial Holding Co. Ltd.
94,116 144,043
MPI Corp.
724 117,083
Nan Ya Plastics Corp.
37,093 283,559
Nanya Technology Corp.
11,000 188,292
Novatek Microelectronics Corp.
4,069 69,266
Pegatron Corp.
22,429 64,412
PharmaEssentia Corp.
2,674 117,591
Phison Electronics Corp.
2,000 136,498
President Chain Store Corp.
2,846 19,424
Quanta Computer, Inc.
22,873 244,074
Realtek Semiconductor Corp.
4,123 93,710
Shanghai Commercial & Savings
Bank Ltd.
30,776 41,621
SinoPac Financial Holdings Co.
Ltd.
96,597 125,154
Taiwan Business Bank
3,038 1,623
Taiwan Cooperative Financial
Holding Co. Ltd.
101,609 81,839
Taiwan Mobile Co. Ltd.
15,532 56,797
Taiwan Semiconductor
Manufacturing Co. Ltd.
206,058 15,622,265
TS Financial Holding Co. Ltd.
166,253 202,038
Unimicron Technology Corp.
11,168 351,706
Uni-President Enterprises Corp.
45,894 110,243
United Microelectronics Corp.
93,881 381,774
Number
of Shares Value $
Vanguard International
Semiconductor Corp.
11,598 55,391
Wan Hai Lines Ltd.
4,590 16,495
Winbond Electronics Corp.
27,000 155,334
Wistron Corp.
23,518 131,965
Wiwynn Corp.
864 193,244
Yageo Corp.
12,587 216,251
Yuanta Financial Holding Co.
Ltd.
89,033 183,556
Zhen Ding Technology Holding
Ltd.
6,061 95,533
(Cost $11,808,158)
28,479,996
Thailand — 0.3%
Advanced Info Service PCL,
NVDR
7,900 84,575
Airports of Thailand PCL, NVDR
37,530 71,868
Bangkok Dusit Medical Services
PCL, NVDR
89,600 52,960
Bumrungrad Hospital PCL,
NVDR
8,700 50,243
Central Pattana PCL, NVDR
15,200 30,826
Charoen Pokphand Foods PCL,
NVDR
35,900 25,550
CP ALL PCL, NVDR
48,900 68,203
Delta Electronics Thailand PCL,
NVDR
24,100 180,968
Gulf Development PCL
38,638 73,699
Kasikornbank PCL, NVDR
8,200 61,327
Krung Thai Bank PCL, NVDR
38,500 50,215
Minor International PCL, NVDR
27,394 18,340
PTT Exploration & Production
PCL, NVDR
12,393 55,499
PTT PCL, NVDR
92,000 113,058
SCB X PCL, NVDR
4,500 20,492
Siam Cement PCL
9,600 75,561
True Corp. PCL, NVDR
94,412 37,298
(Cost $895,049)
1,070,682
Turkey — 0.1%
Akbank TAS
23,437 34,893
Aselsan Elektronik Sanayi Ve
Ticaret AS
9,434 75,505
BIM Birlesik Magazalar AS
7,146 60,044
Eregli Demir ve Celik Fabrikalari
TAS
24,424 19,626
Haci Omer Sabanci Holding AS
10,090 19,486
KOC Holding AS
7,245 32,262
Turk Hava Yollari AO
4,747 29,730
Turkcell Iletisim Hizmetleri AS
13,179 25,957
Turkiye Is Bankasi AS, Class C
66,151 17,326
Turkiye Petrol Rafinerileri AS
7,952 65,951
Yapi ve Kredi Bankasi AS *
19,862 15,030
(Cost $277,864)
395,810

DBX ETF Trust | 21
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank
PJSC
24,923 102,733
Abu Dhabi Islamic Bank PJSC
12,690 79,119
Abu Dhabi National Oil Co. for
Distribution PJSC
19,514 21,252
ADNOC Drilling Co. PJSC
20,055 31,669
Adnoc Gas PLC
41,308 36,551
ADNOC Logistics & Services
17,412 32,710
Air Arabia PJSC
16,434 22,237
Aldar Properties PJSC
30,124 62,988
Dubai Electricity & Water
Authority PJSC
34,551 25,399
Dubai Islamic Bank PJSC
27,334 53,582
Emaar Development PJSC
5,646 19,615
Emaar Properties PJSC
49,561 145,730
Emirates NBD Bank PJSC
14,548 119,935
Emirates Telecommunications
Group Co. PJSC
27,414 159,724
First Abu Dhabi Bank PJSC
41,584 223,717
Salik Co PJSC
10,937 16,080
(Cost $871,660)
1,153,041
United Kingdom — 8.0%
3i Group PLC
8,020 307,322
Admiral Group PLC
2,225 121,319
Airtel Africa PLC, 144A
7,253 32,707
Anglo American PLC
8,707 503,656
Associated British Foods PLC
2,916 81,078
AstraZeneca PLC
12,711 2,061,643
Aviva PLC
26,761 264,852
BAE Systems PLC
25,020 692,959
Barclays PLC
112,581 757,626
BP PLC
130,605 910,510
British American Tobacco PLC
16,661 932,149
BT Group PLC
43,378 120,670
Bunzl PLC
2,788 105,475
Centrica PLC
42,386 89,251
Coca-Cola Europacific Partners
PLC
1,873 202,322
Compass Group PLC
14,321 438,939
Diageo PLC
17,946 415,575
Diploma PLC
1,148 114,021
Endeavour Mining PLC
1,528 98,180
GSK PLC
34,554 867,822
Haleon PLC
72,001 359,221
Halma PLC
3,066 150,889
HSBC Holdings PLC
144,818 2,999,156
Imperial Brands PLC
5,910 202,364
Informa PLC
11,021 134,610
InterContinental Hotels Group
PLC
1,319 214,535
International Consolidated
Airlines Group SA
10,172 59,195
Number
of Shares Value $
Intertek Group PLC
1,095 86,724
J Sainsbury PLC
15,119 68,342
Kingfisher PLC
16,358 69,931
Land Securities Group PLC REIT
5,948 55,329
Legal & General Group PLC
47,314 188,100
Lloyds Banking Group PLC
489,918 729,891
London Stock Exchange Group
PLC
3,669 447,435
M&G PLC
18,921 89,989
Marks & Spencer Group PLC
17,278 92,429
Melrose Industries PLC
7,828 54,647
National Grid PLC
43,252 685,696
NatWest Group PLC
68,596 631,486
Next PLC
959 202,389
Pearson PLC
5,228 87,380
Reckitt Benckiser Group PLC
5,096 354,369
RELX PLC
14,779 535,083
Rentokil Initial PLC
22,751 106,571
Rio Tinto PLC
8,857 920,975
Rolls-Royce Holdings PLC
69,362 1,438,167
Sage Group PLC
7,489 110,812
Schroders PLC
6,071 48,041
Segro PLC REIT
10,427 135,804
Severn Trent PLC
2,613 111,388
Shell PLC
46,722 2,117,348
Smith & Nephew PLC
6,242 89,865
Smiths Group PLC
2,930 103,700
Spirax Group PLC
553 53,276
SSE PLC
9,503 315,347
Standard Chartered PLC
15,096 445,307
Standard Life PLC
5,496 70,003
Tesco PLC
55,328 342,835
Unilever PLC
18,042 1,167,585
United Utilities Group PLC
7,182 139,259
Verisure PLC *
2,539 26,248
Vodafone Group PLC
154,844 248,524
Wise Group PLC, Class A *
6,263 82,437
(Cost $18,376,034)
25,690,758
United States — 0.4%
Anglogold Ashanti PLC
4,099 458,291
BeOne Medicines Ltd., Class H *
7,863 216,075
Brookfield Asset Management
Ltd., Class A
2,528 130,162
Brookfield Renewable Corp.
1,038 33,418
Legend Biotech Corp., ADR *
664 13,798
RB Global, Inc.
1,455 123,144
Restaurant Brands International,
Inc.
2,631 205,077

22 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Southern Copper Corp.
775 161,874
(Cost $805,269)
1,341,839
TOTAL COMMON STOCKS
(Cost $207,871,718)
313,205,404
PREFERRED STOCKS — 0.8%
Brazil — 0.3%
Axia Energia
2,342 24,019
Banco Bradesco SA
41,222 136,756
Cia Energetica de Minas Gerais
9,975 20,598
Gerdau SA
8,168 37,423
Itau Unibanco Holding SA
44,003 335,614
Itausa SA
54,916 138,839
Klabin SA
2 1
Petroleo Brasileiro SA
36,380 316,088
(Cost $705,428)
1,009,338
Chile — 0.1%
Sociedad Quimica y Minera de
Chile SA, Class B
(Cost $72,740)
1,415 115,222
Colombia — 0.0%
Grupo Cibest SA
(Cost $35,795)
3,029 68,936
Germany — 0.1%
Dr Ing hc F Porsche AG
1,028 54,223
Henkel AG & Co. KGaA
1,359 120,033
Porsche Automobil Holding SE
1,186 39,289
Sartorius AG
155 44,866
Volkswagen AG
1,558 140,577
(Cost $531,695)
398,988
India — 0.0%
TVS Motor Co. Ltd. (c)
(Cost $0)
4,704 521
Russia — 0.0%
Surgutneftegas PAO (c)
(Cost $22,479)
41,062 0
South Korea — 0.3%
Hyundai Motor Co.
235 32,573
Hyundai Motor Co. - 2nd
Preferred
248 34,538
Samsung Electronics Co. Ltd.
6,962 948,716
(Cost $414,184)
1,015,827
TOTAL PREFERRED STOCKS
(Cost $1,782,321)
2,608,832
Number
of Shares Value $
RIGHTS — 0.0%
Brazil — 0.0%
Banco Bradesco SA* , expires
9/5/2026
2,216 5
Number
of Shares Value $
Banco Bradesco SA* , expires
9/5/2026
554 2
(Cost $0)
7
TOTAL RIGHTS
(Cost $0)
7
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*
(c)
,
expires 3/31/2040
(Cost $0)
108 0
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/20/2026
(Cost $0)
7,920 2
TOTAL WARRANTS
(Cost $0)
2
EXCHANGE-TRADED FUNDS
— 0.3%
iShares MSCI Taiwan ETF
1,500 162,045
Xtrackers Harvest CSI 300 China
A-Shares ETF(d)
6,500 223,145
Xtrackers MSCI EAFE Hedged
Equity ETF(d)
5,000 278,700
Xtrackers MSCI Emerging
Markets Hedged Equity
ETF(d) (e)
2,500 97,799
(Cost $633,246)
761,689
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.59%
(f)(g)
(Cost $88,000)
88,000 88,000
CASH EQUIVALENTS — 1.2%
DWS Government Money Market
Series "Institutional Shares",
3.65% (f)
(Cost $3,805,142)
3,805,142 3,805,142
TOTAL INVESTMENTS — 99.6%
(Cost $214,180,427)
320,469,076
Other assets and liabilities,
net — 0.4%
1,309,928
NET ASSETS — 100.0%
321,779,004

DBX ETF Trust | 23
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 is as follows:
Value ($) at
5/31/2026
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2026
Value ($) at
8/31/2026
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG (b)
409,871 86,967 — — 106,569 — — 14,988 603,407
EXCHANGE-TRADED FUNDS — 0.2%
Xtrackers Harvest CSI 300 China A-Shares ETF (d)
485,595 — (256,282) 16,827 (22,995) — — 6,500 223,145
Xtrackers MSCI EAFE Hedged Equity ETF (d)
609,270 — (357,103) 38,088 (11,555) — — 5,000 278,700
Xtrackers MSCI Emerging Markets Hedged Equity ETF (d)
266,419 — (156,292) 21,252 (33,580) 2,062 — 2,500 97,799
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (f)(g)
125,250 — (37,250) (h) — — 2,278 — 88,000 88,000
CASH EQUIVALENTS — 1.2%
DWS Government Money Market Series "Institutional Shares", 3.65% (f)
3,293,289 13,908,719 (13,396,866) — — 42,458 — 3,805,142 3,805,142
5,189,694 13,995,686 (14,203,793) 76,167 38,439 46,798 — 3,922,130 5,096,193
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)
Investment was valued using significant unobservable inputs.
(d)
Affiliated fund advised by DBX Advisors LLC.
(e) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $85,800, which is 0.0% of net assets.
(f)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2026.

24 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Securities are listed in country of domicile.
At August 31, 2026 the Xtrackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:
At August 31, 2026, open futures contracts purchased were as follows:
At August 31, 2026, the Fund had the following forward foreign currency contracts outstanding:
ADR: American Depositary Receipt
CPO: Ordinary Participation Certificates
CVA: Certificaten Van Aandelen (Dutch Certificate)
GDR: Global Depositary Receipt
JSC: Joint Stock Company
KPSC Kuwaiti Public Shareholding Company
KSCP: Kuwait Shareholding Company Public
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
PSQC: Public Shareholders Qatari Company
QPSC: Qatari Public Shareholders Company
QSC: Qatari Shareholders Company
REIT: Real Estate Investment Trust
SAE: Societe Anonyme Egyptienne
SAKP Public Shareholding Company
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
79,864,398 25 .3
Information Technology
64,840,777 20 .5
Industrials
44,279,145 14 .0
Consumer Discretionary
24,846,934 7 .9
Materials
22,347,381 7 .1
Health Care
21,715,417 6 .9
Consumer Staples
15,850,237 5 .0
Energy
15,144,393 4 .8
Communication Services
13,747,854 4 .3
Utilities
9,427,672 3 .0
Real Estate
3,750,037 1 .2
Total
315,814,245 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
MSCI EAFE Index
USD 12 1,890,920 1,937,280 9/18/2026 46,360
MSCI Emerging Markets Index
USD 20 1,734,409 1,711,100 9/18/2026 (23,309)
MSCI India Index
USD 12 1,403,882 1,403,160 9/18/2026 (722)
S&P/TSX 60 Mini Index
CAD 6 445,009 460,774 9/17/2026 15,765
Total net unrealized appreciation
38,094

DBX ETF Trust | 25
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Citigroup Global Markets
9/2/2026 AED 132,100 USD 35,966 — —
Citigroup Global Markets
9/2/2026 AED 2,016,600 USD 549,071 30 —
JP Morgan & Chase Co.
9/2/2026 AED 132,100 USD 35,963 — (2)
JP Morgan & Chase Co.
9/2/2026 AED 2,110,300 USD 574,563 11 —
RBC Capital Markets
9/2/2026 AUD 539,300 USD 381,962 — (4,500)
RBC Capital Markets
9/2/2026 AUD 16,575,000 USD 11,635,435 — (242,212)
RBC Capital Markets
9/2/2026 AUD 539,300 USD 383,490 — (2,972)
RBC Capital Markets
9/2/2026 AUD 279,000 USD 195,852 — (4,079)
JP Morgan & Chase Co.
9/2/2026 CAD 1,093,400 USD 793,089 4,172 —
JP Morgan & Chase Co.
9/2/2026 CAD 84,000 USD 59,951 — (657)
JP Morgan & Chase Co.
9/2/2026 CAD 17,308,600 USD 12,353,341 — (135,277)
RBC Capital Markets
9/2/2026 CAD 1,093,400 USD 788,411 — (507)
RBC Capital Markets
9/2/2026 CAD 17,354,800 USD 12,386,279 — (135,673)
The Bank of New York Mellon
9/2/2026 CHF 436,600 USD 545,900 5,788 —
The Bank of New York Mellon
9/2/2026 CHF 436,600 USD 537,723 — (2,390)
The Bank of New York Mellon
9/2/2026 CHF 13,954,400 USD 17,301,882 39,062 —
JP Morgan & Chase Co.
9/2/2026 CNH 21,367,800 USD 3,170,268 — (10,316)
JP Morgan & Chase Co.
9/2/2026 CNH 750,800 USD 111,433 — (323)
JP Morgan & Chase Co.
9/2/2026 CNH 750,800 USD 111,694 — (62)
JP Morgan & Chase Co.
9/2/2026 CNH 2,096,000 USD 310,970 — (1,018)
RBC Capital Markets
9/2/2026 CZK 2,471,400 USD 117,528 — (1,283)
Morgan Stanley Capital
9/2/2026 DKK 19,559,900 USD 3,015,263 — (24,136)
Morgan Stanley Capital
9/2/2026 DKK 638,000 USD 98,811 — (328)
Morgan Stanley Capital
9/2/2026 DKK 638,000 USD 99,713 574 —
Morgan Stanley Capital
9/2/2026 DKK 378,000 USD 58,241 — (496)
RBC Capital Markets
9/2/2026 EUR 6,966,800 USD 8,024,820 — (67,472)
RBC Capital Markets
9/2/2026 EUR 1,721,200 USD 2,010,814 11,553 —
RBC Capital Markets
9/2/2026 EUR 47,031,100 USD 54,173,525 — (455,487)
The Bank of New York Mellon
9/2/2026 EUR 13,000 USD 14,974 — (126)
The Bank of New York Mellon
9/2/2026 EUR 1,721,200 USD 1,992,339 — (6,922)
Bank of America
9/2/2026 GBP 2,016,700 USD 2,713,903 — (18,726)
Bank of America
9/2/2026 GBP 16,412,700 USD 22,086,817 — (152,403)
Bank of America
9/2/2026 GBP 608,400 USD 829,138 4,756 —
Bank of America
9/2/2026 GBP 584,000 USD 785,886 — (5,435)
JP Morgan & Chase Co.
9/2/2026 GBP 608,400 USD 823,348 — (1,034)
Citigroup Global Markets
9/2/2026 HKD 4,917,800 USD 627,204 — (190)
Citigroup Global Markets
9/2/2026 HKD 16,214,000 USD 2,069,703 1,181 —
Citigroup Global Markets
9/2/2026 HKD 137,468,500 USD 17,548,931 11,217 —
The Bank of Nova Scotia
9/2/2026 HKD 4,917,800 USD 627,059 — (336)
JP Morgan & Chase Co.
9/2/2026 HUF 96,888,800 USD 305,317 — (2,783)
JP Morgan & Chase Co.
9/2/2026 ILS 149,700 USD 49,829 — (239)
JP Morgan & Chase Co.
9/2/2026 ILS 149,700 USD 50,667 599 —
JP Morgan & Chase Co.
9/2/2026 ILS 4,679,000 USD 1,529,010 — (35,899)
Goldman Sachs & Co.
9/2/2026 JPY 207,462,000 USD 1,303,266 4,599 —
JP Morgan & Chase Co.
9/2/2026 JPY 5,822,425,000 USD 36,649,220 202,116 —
JP Morgan & Chase Co.
9/2/2026 JPY 862,985,000 USD 5,432,054 29,957 —
JP Morgan & Chase Co.
9/2/2026 JPY 207,462,000 USD 1,304,715 6,048 —
JP Morgan & Chase Co.
9/2/2026 KWD 136,000 USD 438,742 — (1,387)
Bank of America
9/2/2026 MXN 29,148,900 USD 1,675,829 — (39,171)
Bank of America
9/2/2026 MXN 932,800 USD 54,967 85 —
Bank of America
9/2/2026 MXN 932,800 USD 54,700 — (182)

26 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Goldman Sachs & Co.
9/2/2026 NOK 343,300 USD 36,720 — (21)
Goldman Sachs & Co.
9/2/2026 NOK 10,728,800 USD 1,130,728 — (17,505)
The Bank of New York Mellon
9/2/2026 NOK 343,300 USD 36,334 — (407)
JP Morgan & Chase Co.
9/2/2026 NZD 489,300 USD 287,798 — (1,697)
Morgan Stanley Capital
9/2/2026 PHP 14,287,900 USD 232,747 3,251 —
RBC Capital Markets
9/2/2026 PLN 348,000 USD 92,954 — (431)
RBC Capital Markets
9/2/2026 PLN 129,700 USD 34,835 30 —
RBC Capital Markets
9/2/2026 PLN 3,705,500 USD 989,798 — (4,566)
RBC Capital Markets
9/2/2026 PLN 129,700 USD 35,073 268 —
JP Morgan & Chase Co.
9/2/2026 QAR 1,554,600 USD 426,738 — (233)
Citigroup Global Markets
9/2/2026 SAR 7,886,200 USD 2,099,229 — (1,181)
Citigroup Global Markets
9/2/2026 SAR 747,000 USD 198,851 — (105)
Morgan Stanley Capital
9/2/2026 SEK 51,749,500 USD 5,432,771 29,619 —
Morgan Stanley Capital
9/2/2026 SEK 1,689,000 USD 178,123 1,775 —
Morgan Stanley Capital
9/2/2026 SEK 1,032,000 USD 108,285 534 —
RBC Capital Markets
9/2/2026 SEK 1,689,000 USD 177,553 1,205 —
RBC Capital Markets
9/2/2026 SGD 117,700 USD 92,087 — (510)
RBC Capital Markets
9/2/2026 SGD 3,391,700 USD 2,647,253 — (21,066)
RBC Capital Markets
9/2/2026 SGD 285,000 USD 222,444 — (1,771)
RBC Capital Markets
9/2/2026 SGD 117,700 USD 92,560 — (37)
JP Morgan & Chase Co.
9/2/2026 THB 2,721,000 USD 81,407 — (649)
JP Morgan & Chase Co.
9/2/2026 THB 1,156,600 USD 34,870 — (9)
JP Morgan & Chase Co.
9/2/2026 THB 1,156,600 USD 35,186 307 —
JP Morgan & Chase Co.
9/2/2026 THB 33,423,700 USD 1,000,107 — (7,846)
Goldman Sachs & Co.
9/2/2026 TRY 16,726,800 USD 343,380 — (3,218)
Citigroup Global Markets
9/2/2026 USD 585,015 AED 2,148,700 — (8)
JP Morgan & Chase Co.
9/2/2026 USD 610,526 AED 2,242,400 — (8)
The Bank of New York Mellon
9/2/2026 USD 12,851,398 AUD 17,932,600 — (895)
Goldman Sachs & Co.
9/2/2026 USD 413,256 CAD 578,430 4,097 —
JP Morgan & Chase Co.
9/2/2026 USD 12,918,054 CAD 17,907,570 2,737 —
RBC Capital Markets
9/2/2026 USD 13,306,338 CAD 18,448,200 4,532 —
Citigroup Global Markets
9/2/2026 USD 280,832 CHF 226,081 — (1,150)
Goldman Sachs & Co.
9/2/2026 USD 104,148 CHF 84,000 — (232)
The Bank of New York Mellon
9/2/2026 USD 17,968,338 CHF 14,517,519 — (8,891)
JP Morgan & Chase Co.
9/2/2026 USD 3,716,195 CNH 24,965,400 — (111)
RBC Capital Markets
9/2/2026 USD 118,849 CZK 2,471,400 — (38)
JP Morgan & Chase Co.
9/2/2026 USD 3,296,490 DKK 21,213,900 — (77)
RBC Capital Markets
9/2/2026 USD 66,463,387 EUR 57,217,103 — (2,815)
RBC Capital Markets
9/2/2026 USD 15,101 EUR 13,000 — (1)
RBC Capital Markets
9/2/2026 USD 258,081 EUR 223,197 1,174 —
The Bank of New York Mellon
9/2/2026 USD 27,428,105 GBP 20,230,200 — (16,170)
JP Morgan & Chase Co.
9/2/2026 USD 20,858,763 HKD 163,518,100 2,262 —
JP Morgan & Chase Co.
9/2/2026 USD 308,053 HUF 96,888,800 47 —
JP Morgan & Chase Co.
9/2/2026 USD 1,660,685 ILS 4,978,400 4,360 —
JP Morgan & Chase Co.
9/2/2026 USD 1,122,863 JPY 178,386,000 — (6,206)
RBC Capital Markets
9/2/2026 USD 43,195,543 JPY 6,898,112,175 — (14,872)
RBC Capital Markets
9/2/2026 USD 151,394 JPY 23,835,825 — (2,187)
Bank of America
9/2/2026 USD 1,820,976 MXN 31,014,500 3,787 —
Goldman Sachs & Co.
9/2/2026 USD 1,220,951 NOK 11,415,400 764 —
JP Morgan & Chase Co.
9/2/2026 USD 289,445 NZD 489,300 49 —
JP Morgan & Chase Co.
9/2/2026 USD 229,123 PHP 14,287,900 374 —

DBX ETF Trust | 27
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
RBC Capital Markets
9/2/2026 USD 1,156,940 PLN 4,312,900 419 —
The Bank of New York Mellon
9/2/2026 USD 5,856,720 SEK 56,159,500 6,879 —
RBC Capital Markets
9/2/2026 USD 3,075,647 SGD 3,912,100 2,081 —
JP Morgan & Chase Co.
9/2/2026 USD 1,160,958 THB 38,457,900 — (1,190)
Goldman Sachs & Co.
9/2/2026 USD 346,388 TRY 16,726,800 210 —
Goldman Sachs & Co.
9/2/2026 USD 3,071,724 ZAR 49,550,600 5,236 —
Goldman Sachs & Co.
9/2/2026 ZAR 46,570,200 USD 2,807,336 — (84,549)
Goldman Sachs & Co.
9/2/2026 ZAR 1,490,200 USD 92,340 — (197)
The Bank of Nova Scotia
9/2/2026 ZAR 1,490,200 USD 91,888 — (649)
JP Morgan & Chase Co.
9/3/2026 BRL 8,326,000 USD 1,626,175 20,424 —
JP Morgan & Chase Co.
9/3/2026 BRL 259,000 USD 50,606 656 —
RBC Capital Markets
9/3/2026 BRL 559,200 USD 107,372 — (475)
RBC Capital Markets
9/3/2026 BRL 8,890,400 USD 1,737,051 22,450 —
The Bank of Nova Scotia
9/3/2026 BRL 559,200 USD 106,743 — (1,104)
Goldman Sachs & Co.
9/3/2026 CLP 367,946,700 USD 396,398 2,161 —
JP Morgan & Chase Co.
9/3/2026 COP 520,498,000 USD 164,246 2,912 —
Citigroup Global Markets
9/3/2026 EGP 3,045,000 USD 58,892 — (933)
RBC Capital Markets
9/3/2026 IDR 8,024,127,200 USD 444,130 — (8,712)
JP Morgan & Chase Co.
9/3/2026 INR 87,708,000 USD 916,566 — (4,720)
JP Morgan & Chase Co.
9/3/2026 INR 32,948,900 USD 344,207 — (1,888)
JP Morgan & Chase Co.
9/3/2026 INR 32,948,900 USD 343,927 — (2,169)
Morgan Stanley Capital
9/3/2026 INR 941,945,800 USD 9,848,148 — (46,063)
Goldman Sachs & Co.
9/3/2026 KRW 731,942,100 USD 516,339 — (18,489)
JP Morgan & Chase Co.
9/3/2026 KRW 731,942,100 USD 524,844 — (9,985)
JP Morgan & Chase Co.
9/3/2026 KRW 30,248,981,800 USD 21,218,779 — (884,092)
JP Morgan & Chase Co.
9/3/2026 KRW 5,596,909,400 USD 3,926,069 — (163,582)
RBC Capital Markets
9/3/2026 MYR 113,000 USD 27,638 — (432)
RBC Capital Markets
9/3/2026 MYR 3,531,800 USD 868,391 — (8,944)
RBC Capital Markets
9/3/2026 MYR 113,000 USD 27,827 — (244)
RBC Capital Markets
9/3/2026 TWD 735,709,400 USD 22,773,151 — (423,501)
RBC Capital Markets
9/3/2026 TWD 24,283,900 USD 761,775 — (3,888)
RBC Capital Markets
9/3/2026 TWD 105,343,700 USD 3,260,809 — (60,640)
The Bank of Nova Scotia
9/3/2026 TWD 24,283,900 USD 759,674 — (5,989)
JP Morgan & Chase Co.
9/3/2026 USD 1,764,384 BRL 9,144,200 — (835)
RBC Capital Markets
9/3/2026 USD 1,824,086 BRL 9,449,600 — (1,638)
Goldman Sachs & Co.
9/3/2026 USD 394,097 CLP 367,946,700 141 —
JP Morgan & Chase Co.
9/3/2026 USD 161,706 COP 520,498,000 — (371)
Citigroup Global Markets
9/3/2026 USD 59,764 EGP 3,045,000 61 —
Morgan Stanley Capital
9/3/2026 USD 452,673 IDR 8,024,127,200 169 —
Morgan Stanley Capital
9/3/2026 USD 1,614,931 INR 153,605,800 — (1,454)
Morgan Stanley Capital
9/3/2026 USD 9,903,127 INR 941,945,800 — (8,916)
JP Morgan & Chase Co.
9/3/2026 USD 9,027,314 KRW 12,972,702,000 451,813 —
RBC Capital Markets
9/3/2026 USD 17,787,941 KRW 24,337,073,400 — (4,890)
Morgan Stanley Capital
9/3/2026 USD 930,036 MYR 3,757,800 3,440 —
JP Morgan & Chase Co.
9/3/2026 USD 2,551,065 TWD 82,180,000 40,041 —
JP Morgan & Chase Co.
9/3/2026 USD 25,477,751 TWD 807,440,900 — (19,432)
Citigroup Global Markets
10/2/2026 AED 2,148,700 USD 585,051 — (7)
JP Morgan & Chase Co.
10/2/2026 AED 2,242,400 USD 610,542 — (29)
The Bank of New York Mellon
10/2/2026 AUD 17,932,600 USD 12,845,803 1,338 —
Goldman Sachs & Co.
10/2/2026 CAD 477,398 USD 344,849 — (104)
JP Morgan & Chase Co.
10/2/2026 CAD 17,907,570 USD 12,935,312 — (4,131)

28 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
RBC Capital Markets
10/2/2026 CAD 18,448,200 USD 13,324,252 — (5,833)
The Bank of New York Mellon
10/2/2026 CHF 14,517,519 USD 18,028,385 4,722 —
RBC Capital Markets
10/2/2026 CZK 2,471,400 USD 118,868 29 —
JP Morgan & Chase Co.
10/2/2026 DKK 21,213,900 USD 3,301,361 — (285)
RBC Capital Markets
10/2/2026 EUR 13,000 USD 15,118 — (1)
RBC Capital Markets
10/2/2026 EUR 57,217,103 USD 66,540,802 — (2,690)
The Bank of New York Mellon
10/2/2026 EUR 851,971 USD 990,788 — (55)
The Bank of New York Mellon
10/2/2026 GBP 20,230,200 USD 27,428,975 15,970 —
JP Morgan & Chase Co.
10/2/2026 HUF 96,888,800 USD 307,630 — (61)
JP Morgan & Chase Co.
10/2/2026 HUF 22,163,922 USD 70,370 — (16)
JP Morgan & Chase Co.
10/2/2026 ILS 4,978,400 USD 1,661,904 — (4,700)
Bank of America
10/2/2026 JPY 336,778,278 USD 2,113,896 359 —
RBC Capital Markets
10/2/2026 JPY 6,898,112,175 USD 43,298,845 8,010 —
Bank of America
10/2/2026 MXN 31,014,500 USD 1,816,683 — (3,528)
Goldman Sachs & Co.
10/2/2026 NOK 11,415,400 USD 1,220,455 — (739)
JP Morgan & Chase Co.
10/2/2026 NZD 489,300 USD 289,657 — (88)
JP Morgan & Chase Co.
10/2/2026 PHP 14,287,900 USD 228,449 — (881)
RBC Capital Markets
10/2/2026 PLN 4,312,900 USD 1,156,901 — (450)
The Bank of New York Mellon
10/2/2026 SEK 56,159,500 USD 5,866,570 — (7,592)
RBC Capital Markets
10/2/2026 SGD 3,912,100 USD 3,081,784 — (2,604)
JP Morgan & Chase Co.
10/2/2026 THB 38,457,900 USD 1,161,609 — (1,082)
Goldman Sachs & Co.
10/2/2026 TRY 16,726,800 USD 338,241 247 —
Goldman Sachs & Co.
10/2/2026 TRY 4,221,035 USD 85,356 62 —
The Bank of New York Mellon
10/2/2026 USD 259,701 AUD 362,539 — (28)
RBC Capital Markets
10/2/2026 USD 337,052 GBP 248,590 — (200)
Goldman Sachs & Co.
10/2/2026 ZAR 4,923,451 USD 304,505 — (494)
Goldman Sachs & Co.
10/2/2026 ZAR 49,550,600 USD 3,064,600 — (4,971)
JP Morgan & Chase Co.
10/5/2026 BRL 9,144,200 USD 1,752,703 1,757 —
RBC Capital Markets
10/5/2026 BRL 9,449,600 USD 1,811,956 2,531 —
Goldman Sachs & Co.
10/5/2026 CLP 367,946,700 USD 394,165 — (158)
Goldman Sachs & Co.
10/5/2026 CLP 63,144,868 USD 67,644 — (27)
JP Morgan & Chase Co.
10/5/2026 COP 520,498,000 USD 160,646 356 —
Citigroup Global Markets
10/5/2026 EGP 3,045,000 USD 58,829 — (46)
JP Morgan & Chase Co.
10/5/2026 HKD 163,518,100 USD 20,879,404 — (3,817)
Morgan Stanley Capital
10/5/2026 IDR 8,024,127,200 USD 451,547 — (59)
Morgan Stanley Capital
10/5/2026 IDR 1,711,779,162 USD 96,357 17 —
JP Morgan & Chase Co.
10/5/2026 KWD 31,000 USD 100,033 — (347)
JP Morgan & Chase Co.
10/5/2026 KWD 136,000 USD 439,963 — (416)
Morgan Stanley Capital
10/5/2026 MYR 3,757,800 USD 929,992 — (4,472)
JP Morgan & Chase Co.
10/5/2026 QAR 1,554,600 USD 426,795 — (293)
Citigroup Global Markets
10/5/2026 SAR 8,633,200 USD 2,298,876 — (228)
Citigroup Global Markets
10/5/2026 SAR 1,113,000 USD 296,366 — (37)
JP Morgan & Chase Co.
10/5/2026 TWD 807,440,900 USD 25,453,657 — (54,828)
JP Morgan & Chase Co.
10/5/2026 TWD 117,377,017 USD 3,703,913 — (4,234)
The Bank of New York Mellon
10/5/2026 USD 234,573 HKD 1,837,000 34 —
JP Morgan & Chase Co.
10/6/2026 INR 35,630,487 USD 373,477 100 —
Morgan Stanley Capital
10/6/2026 INR 941,945,800 USD 9,877,995 7,213 —
Morgan Stanley Capital
10/6/2026 INR 153,605,800 USD 1,610,833 1,176 —
JP Morgan & Chase Co.
10/6/2026 KRW 5,505,923,392 USD 4,022,328 — (2,408)
RBC Capital Markets
10/6/2026 KRW 24,337,073,400 USD 17,793,736 3,749 —
JP Morgan & Chase Co.
10/9/2026 CNH 24,965,400 USD 3,725,427 — (1,774)

DBX ETF Trust | 29
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Currency Abbreviations
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
JP Morgan & Chase Co.
10/9/2026 USD 67,981 CNH 455,564 33 —
Total unrealized appreciation (depreciation)
989,716 (3,352,620)
AED Arab Emirates Dirham
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KWD Kuwaiti Dinar
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PHP Philippine Peso
PLN Polish Zloty
QAR Qatari Rial
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

30 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
During the period ended August 31, 2026, the amount of transfers from Level 3 to Level 1 was $30,812. The investment was transferred from Level 3 to Level
1 due to the availability of a pricing source supported by observable inputs. The amount of transfers from Level 1 to Level 3 was $513. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DBAW-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 313,205,404 $ — $ 0 $ 313,205,404
Preferred Stocks (a)
2,608,311 — 521 2,608,832
Rights
7 — — 7
Warrants (a)
2 — 0 2
Exchange-Traded Funds
761,689 — — 761,689
Short-Term Investments (a)
3,893,142 — — 3,893,142
Derivatives (b)
Forward Foreign Currency Contracts
— 989,716 — 989,716
Futures Contracts
62,125 — — 62,125
TOTAL
$ 320,530,680 $ 989,716 $ 521 $ 321,520,917
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (3,352,620) $ — $ (3,352,620)
Futures Contracts
(24,031) — — (24,031)
TOTAL
$ (24,031) $ (3,352,620) $ — $ (3,376,651)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.